Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	SUPERNUS PHARMACEUTICALS INC
Entity Central Index Key	0001356576
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 23,412	$ 48,544	$ 23,740
Marketable securities	37,256		8,964
Marketable securities-restricted	275	245	261
Accounts receivable	500	128	44
Interest receivable	341		114
Inventory	26
Prepaid expenses and other	935	338	197
Deferred financing costs, current	144	144	53
Assets of discontinued operations (including restricted cash)			6,441
Total current assets	62,889	49,399	39,814
Property and equipment, net	1,384	1,310	1,249
Purchased patents, net	740	912	1,142
Marketable securities-noncurrent	1,804
Other assets	55	55	78
Deferred financing costs, long-term	142	2,054	1,291
Assets of discontinued operations			3,435
Total assets	67,014	53,730	47,009
Current liabilities:
Accounts payable and accrued expenses	10,485	10,078	11,263
Accrued compensation	1,801	1,547	1,444
Deferred revenue	576	232
Interest payable	238	138
Secured notes payable, net	11,490	6,775
Current liabilities of discontinued operations			2,500
Total current liabilities	24,590	18,770	15,207
Deferred revenue, net of current portion	381	465
Secured notes payable, net of current portion and discount	14,116	22,711
Other non-current liabilities	1,558	1,399	861
Supplemental executive retirement plan	275	245	261
Warrant liability	1,463	697
Non-current liabilities of discontinued operations			75,000
Total liabilities	42,383	44,287	91,329
Stockholders' equity (deficit):
Series A convertible preferred stock, $0.001 par value-49,000,000, 49,625,000 and 65,000,000 shares authorized at December 31, 2010 and 2011 and September 30, 2012, respectively; 49,000,000, 49,000,000 and zero shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012, respectively; aggregate liquidation preference of $66,090, $69,520 and zero at December 31, 2010 and 2011 and September 30, 2012, respectively		49	49
Common stock, $0.001 par value-62,000,000, 62,625,000 and 130,000,000 shares authorized at December 31, 2010 and 2011 and September 30, 2012, respectively; 1,592,762, 1,662,321 and 24,466,049 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012, respectively	24	2	2
Additional paid-in capital	97,378	49,362	49,415
Accumulated other comprehensive income (loss)	(29)	1
Accumulated deficit	(72,742)	(39,971)	(93,786)
Total stockholders' equity (deficit)	24,631	9,443	(44,320)
Total liabilities and stockholders' equity (deficit)	$ 67,014	$ 53,730	$ 47,009

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	65,000,000	49,625,000	49,000,000
Series A convertible preferred stock, shares issued	0	49,000,000	49,000,000
Series A convertible preferred stock, shares outstanding	0	49,000,000	49,000,000
Series A convertible preferred stock, aggregate liquidation preference (in dollars)	$ 0	$ 69,520	$ 66,090
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	62,625,000	62,000,000
Common stock, shares issued	24,466,049	1,662,231	1,592,762
Common stock, shares outstanding	24,466,049	1,662,231	1,592,762

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Development and milestone revenues	$ 391	$ 761	$ 803	$ 106	$ 1,050
Royalty revenues					36,875
Total revenues	391	761	803	106	37,925
Costs and expenses
Research and development	18,367	23,126	30,627	35,149	29,260
Selling, general and administrative	11,450	5,143	7,928	5,080	4,649
Total costs and expenses	29,817	28,269	38,555	40,229	33,909
Operating income (loss) from continuing operations	(29,426)	(27,508)	(37,752)	(40,123)	4,016
Other income (expense):
Interest income	91	29	31	107	122
Interest expense	(2,771)	(1,357)	(1,866)
Other income (expense)	(665)	30	117	542
Total other income (expense)	(3,345)	(1,298)	(1,718)	649	122
Income (loss) from continuing operations before income tax benefit	(32,771)	(28,806)	(39,470)	(39,474)	4,138
Income tax benefit			16,245	399
Income (loss) from continuing operations	(32,771)	(28,806)	(23,225)	(39,075)	4,138
Discontinued Operations:
Income (loss) from discontinued operations, net of tax		646	2,188	612	(3,678)
Gain on disposal of discontinued operations, net of tax			74,852
(Loss) income from discontinued operations		646	77,040	612	(3,678)
Net income (loss)	(32,771)	(28,160)	53,815	(38,463)	460
Cumulative dividends on Series A convertible preferred stock	(1,143)	(2,573)	(3,430)	(3,430)	(3,430)
Net income (loss) attributable to common stockholders	$ (33,914)	$ (30,733)	$ 50,385	$ (41,893)	$ (2,970)
Basic
Continuing operations (in dollars per share)	$ (2.36)	$ (19.68)	$ (16.6)	$ (26.77)	$ 0.5
Discontinued operations (in dollars per share)		$ 0.4	$ 47.99	$ 0.39	$ (2.6)
Net income (loss) (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ (2.1)
Diluted
Continuing operations (in dollars per share)	$ (2.36)	$ (19.68)	$ (16.6)	$ (26.77)	$ 0.29
Discontinued operations (in dollars per share)		$ 0.4	$ 47.99	$ 0.39	$ (0.26)
Net income (loss) (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ 0.03
Weighted-average number of common shares:
Basic (in shares)	14,356,546	1,594,288	1,605,324	1,587,968	1,413,374
Diluted (in shares)	14,356,546	1,594,288	1,605,324	1,587,968	14,081,186

Unaudited Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss):
Net income (loss)	$ (32,771)	$ (28,160)	$ 53,815	$ (38,463)	$ 460
Unrealized gains (losses) on marketable securities	(30)	2	1	(2)	2
Total comprehensive income (loss)	$ (32,801)	$ (28,158)	$ 53,816	$ (38,465)	$ 462

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Dec. 31, 2008	$ (6,749)	$ 49	$ 1	$ 48,984		$ (55,783)
Balance (in shares) at Dec. 31, 2008		49,000,000	1,380,147
Increase (Decrease) in Stockholders' Equity
Vesting of unvested stock issued to officer	62		1	61
Vesting of unvested stock issued to officer (in shares)			154,411
Exercise of stock options	20			20
Exercise of stock options (in shares)			49,454
Stock-based compensation	49			49
Net income (loss)	460					460
Other comprehensive income (loss)	2				2
Balance at Dec. 31, 2009	(6,156)	49	2	49,114	2	(55,323)
Balance (in shares) at Dec. 31, 2009		49,000,000	1,584,012
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	4			4
Exercise of stock options (in shares)			8,750
Stock-based compensation	297			297
Net income (loss)	(38,463)					(38,463)
Other comprehensive income (loss)	(2)				(2)
Balance at Dec. 31, 2010	(44,320)	49	2	49,415		(93,786)
Balance (in shares) at Dec. 31, 2010		49,000,000	1,592,762
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	29			29
Exercise of stock options (in shares)			69,559
Stock-based compensation	(82)			(82)
Net income (loss)	53,815					53,815
Other comprehensive income (loss)	1				1
Balance at Dec. 31, 2011	9,443	49	2	49,362	1	(39,971)
Balance (in shares) at Dec. 31, 2011		49,000,000	1,662,321
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	162			162
Exercise of stock options (in shares)			104,480
Stock-based compensation	272			272
Issuance of common stock, net of underwriters' discount and offering costs	47,555		10	47,545
Issuance of common stock, net of underwriters' discount and offering costs (in shares)			10,449,250
Conversion of preferred stock to common stock		(49)	12	37
Conversion of preferred stock to common stock (in shares)		(49,000,000)	12,249,998
Net income (loss)	(32,771)					(32,771)
Other comprehensive income (loss)	(30)				(30)
Balance at Sep. 30, 2012	$ 24,631		$ 24	$ 97,378	$ (29)	$ (72,742)
Balance (in shares) at Sep. 30, 2012			24,466,049

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (32,771)	$ (28,160)	$ 53,815	$ (38,463)	$ 460
Loss (income) from discontinued operations		(646)	(77,040)	(612)	3,678
Income (loss) from continuing operations	(32,771)	(28,806)	(23,225)	(39,075)	4,138
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Gain on sale of property and equipment		(25)	(25)	(54)
Change in fair value of warrant liability	766	(10)	85
Unrealized loss (gain) on marketable securities	(29)	1	1	(2)	2
Depreciation and amortization	650	651	879	1,188	1,072
Income tax benefit			(16,245)	(399)
Amortization of deferred financing costs	248	159	218
Stock-based compensation expense	272	(44)	(82)	297	111
Changes in operating assets and liabilities:
Accounts receivable	(372)	(516)	(85)	284	(329)
Inventory	(26)
Interest receivable	(341)	(251)	114	220	(334)
Prepaid expenses and other assets	(597)	114	(118)	74	12
Accounts payable, accrued expenses, and supplemental executive retirement plan	660	(2,471)	(1,097)	5,211	1,813
Interest payable	101	138	138
Deferred revenue	259	439	697
Other non-current liabilities	158	553	539	64	360
Net cash provided by (used in) operating activities from continuing operations	(31,022)	(30,068)	(38,206)	(32,192)	6,845
Net cash (used in) provided by operating activities from discontinued operations		2,141	2,021	(352)	(4,211)
Net cash provided by (used in) operating activities	(31,022)	(27,927)	(36,185)	(32,544)	2,634
Cash flows from investing activities
Purchases of marketable securities	(56,476)	(17,890)	(17,890)	(32,781)	(56,289)
Sales and maturities of marketable securities	17,416	26,855	26,870	58,898	28,618
Purchases of property and equipment, net	(553)	(494)	(685)	(294)	(714)
Net cash (used in) provided by investing activities from continuing operations	(39,613)	8,471	8,295	25,823	(28,385)
Net cash provided by disposal of discontinued operations			25,607
Net cash (used in) provided by investing activities	(39,613)	8,471	33,902	25,823	(28,385)
Cash flows from financing activities
Proceeds from issuance of common stock	52,410	1	29	4	20
Proceeds from issuance of secured notes payable		15,000	30,000
Repayments of secured notes payable	(4,019)
Financing costs and underwriters discounts	(2,888)	(705)	(975)	(1,345)
Net cash provided by (used in) financing activities from continuing operations	45,503	14,296	29,054	(1,341)	20
Net cash provided by (used in) financing activities from discontinued operations		(2,096)	(1,967)	397	4,260
Net cash provided by (used in) financing activities	45,503	12,200	27,087	(944)	4,280
Net change in cash and cash equivalents	(25,132)	(7,256)	24,804	(7,665)	(21,471)
Cash and cash equivalents at beginning of period	48,544	23,740	23,740	31,405	52,876
Cash and cash equivalents at end of period	23,412	16,484	48,544	23,740	31,405
Supplemental cash flow information:
Cash paid for interest-Continuing operations	2,257	990	1,412
Cash paid for interest-Discontinued operations		9,044	12,036	12,122	12,000
Non-cash conversion of preferred stock to common stock at par value	$ 49

Organization and Nature of Operations	9 Months Ended
Sep. 30, 2012
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

Supernus Pharmaceuticals, Inc. (the Company) was incorporated in Delaware on March 30, 2005, and commenced operations on December 22, 2005. The Company is a specialty pharmaceutical company focused on developing and commercializing products for the treatment of central nervous system diseases, including neurological and psychiatric disorders. The Company has two proprietary products and several proprietary product candidates in clinical development that address large market opportunities in epilepsy and attention deficit hyperactivity disorder.

The Company is currently focused on planning for the commercialization of Oxtellar XR (formerly known as SPN-804) and the anticipated commercialization of Trokendi XR (formerly known as SPN-538). Trokendi XR received tentative approval from the Food and Drug Administration (the FDA) on June 25, 2012. In addition Oxtellar XR received final approval from the FDA on October 19, 2012. Accordingly the Company has not yet generated any revenues from product sales. Except for profits earned in 2009 and 2011 due to one-time items, the Company has incurred net losses from operations since its inception. The Company had net income (loss) of approximately $0.5 million, $(38.5) million, $53.8 million, and $(32.8) million during the years ended December 31, 2009, 2010, and 2011 and the nine months ended September 30, 2012, respectively. The net income in 2011 was primarily due to a gain on the sale of TCD Royalty Sub LLC (TCD) of approximately $74.9 million, net of taxes, being reported as discontinued operations (see Note 8). The Company has financed its operations primarily through the sale of equity securities, execution of non-recourse debt arrangements, issuance of debt instruments, and payments received under its royalty and development agreements. Management expects operating losses to continue for the foreseeable future and until one or more of its products are established in the marketplace. In addition to a public offering of the Company's common stock (Common Stock), the Company may need to obtain additional capital through equity offerings, debt financings and/or payments under new or existing licensing and research and development collaboration agreements (see Note 2).

The Company's operations are subject to certain risks and uncertainties. The risks include negative outcome of clinical trials, inability or delay in completing clinical trials or obtaining regulatory approvals, changing market conditions for products being developed by the Company, more stringent regulatory environment, the need to retain key personnel and protect intellectual property, product liability, and the availability of additional capital financing on terms acceptable to the Company.

Management's Plans as to Continuing as a Going Concern	9 Months Ended
Sep. 30, 2012
Management's Plans as to Continuing as a Going Concern
Management's Plans as to Continuing as a Going Concern

2. Management's Plans as to Continuing as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company needs to raise additional capital to continue its business operations as currently conducted and to fund deficits in operating cash flows.

As described more fully in Note 7, the Company drew down $30.0 million under a secured credit facility (the Facility) during 2011. There is no remaining borrowing capacity under the Facility. As described in Note 8, during 2011, the Company sold all of its equity interest in its wholly-owned subsidiary, TCD, for consideration consisting of a cash payment of $27.0 million and contingent consideration of $3.0 million to be paid in the future if certain criteria are met. The Company funded operations during 2011 principally through draws under the Facility, cash received from the sale of TCD, and existing cash and short-term instruments. As described in Note 9, during 2012, the Company completed its initial public offering (IPO), in which 10 million shares of the Company's Common Stock were sold at a price of $5 per share. Additionally, the underwriters of the Company's IPO exercised the full amount of their over-allotment option resulting in the sale of an additional 449,250 shares of the Company's Common Stock at a price of $5 per share, resulting in aggregate cash proceeds to the Company of $52.3 million. The Company realized net proceeds of $47.6 million from the IPO, after applying financing costs of approximately $4.7 million.

The Company's current operating assumptions, which reflect management's best estimate of future revenue and operating expenses, indicate that current cash on hand, including the cash proceeds received from the IPO in May 2012, should be sufficient to fund operations as currently planned into the second quarter of 2013. The Company will need to raise additional capital through either a public offering of its Common Stock, a private placement offering of its equity securities or issuance of a debt instrument, or any combination thereof, to continue its business operations as currently conducted and to fund deficits in operating cash flows, although there can be no assurance that such financing will be available to the Company at any given time or available on favorable terms. The type, timing, and terms of financing selected by the Company will be dependent upon the Company's cash needs, the availability of financing sources, and the prevailing conditions in the financial markets.

In the event the Company does not access funding to continue operations and to fund deficits, the Company will likely revise its commercial plans for its two late-stage epilepsy product candidates, its planned clinical trials, other development activities, capital expenditure plans, and the scale of its operations, until it is able to obtain sufficient financing to do so, or pursue other alternatives. If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors could significantly limit the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Basis of Presentation

The Company's consolidated financial statements include the accounts of Supernus Pharmaceuticals, Inc. and Supernus Europe Ltd., and included the accounts of TCD, its wholly-owned subsidiary, through December 14, 2011, the date that the Company sold 100% of its equity interests in TCD. These are collectively referred to herein as "Supernus" or "the Company." All significant intercompany transactions and balances have been eliminated in consolidation. The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP). The Company currently operates in one business segment.

In December 2011, the Company sold its equity interest in TCD. The assets and liabilities related to this business have identifiable cash flows that are largely independent of the cash flows of other groups of assets and liabilities, and the Company does not have significant continuing involvement with the related products. Accordingly, the remaining assets and liabilities, and the results of operations, related to TCD are presented as discontinued operations for all periods in the accompanying consolidated financial statements.

The accompanying unaudited interim consolidated financial statements as of September 30, 2012 and for the nine months ended September 30, 2011 and 2012 have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments necessary to fairly present the Company's consolidated financial position, results of operations and cash flows for the periods presented. These adjustments are of a normal recurring nature. All references to September 30, 2012 or to the nine months ended September 30, 2011 and 2012 in the notes to the consolidated financial statements are unaudited.

The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the Company's future financial results.

Reverse Stock Split

All share and per share amounts have been retroactively adjusted to give effect to a one-for-four reverse stock split of the Company's Common Stock effected on April 9, 2012.

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires the Company to make estimates and judgments in certain circumstances that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. In preparing these consolidated financial statements, management has made its best estimates and judgments of certain amounts included in the financial statements, giving due consideration to materiality. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, fair value of assets, convertible preferred stock and common stock, stock options and warrants, income taxes, preclinical study and clinical trial accruals and other contingencies. Management bases its estimates on historical experience or on various other assumptions, including information received from its service providers and independent valuation consultants, which it believes to be reasonable under the circumstances. Actual results could differ from these estimates.

Cash and Cash Equivalents and Restricted Cash

The Company considers all investments in highly liquid financial instruments with an original maturity of three months or less to be cash equivalents. Under the terms of a non-recourse note agreement, TCD had been required to maintain a cash account to cover interest payments. As of December 31, 2010, the TCD cash account was restricted as to its withdrawal or use and, therefore, was segregated and presented as assets of discontinued operations (including restricted cash). Subsequent to the sale of TCD (see Note 8), the Company is no longer required to maintain this restricted cash balance.

Marketable Securities

Marketable securities consist of investments in U.S. Treasuries, various U.S. governmental agency debt securities, corporate bonds and other fixed income securities. Management classifies the Company's investments, both short-term and long-term, as available-for-sale. Marketable securities noncurrent are those which have maturity dates greater than twelve months after the balance sheet date and as of September 30, 2012, have maturities of less than five years. Such securities are carried at estimated fair value, with any unrealized holding gains or losses reported, net of any tax effects reported, as accumulated other comprehensive income, which is a separate component of stockholders' equity. Realized gains and losses, and declines in value judged to be other-than-temporary, if any, are included in consolidated results of operations. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in fair value, which is charged to earnings in that period, and a new cost basis for the security is established. Dividend and interest income is recognized as interest income when earned. The cost of securities sold is calculated using the specific identification method. The Company places all investments with highly rated financial institutions.

Marketable Securities — Restricted

The Company has established the Supernus Supplemental Executive Retirement Plan (SERP) for the sole purpose of receiving funds for two executives from a previous SERP and providing a continuing deferral program under the Supernus SERP. As of December 31, 2011 and September 30, 2012, the estimated fair value of the mutual fund investment securities within the SERP of approximately $245,000 and $275,000 respectively, has been recorded as restricted marketable securities. A corresponding noncurrent liability is also included in the consolidated balance sheets to reflect the Company's obligation for the SERP. The Company has not made, and has no plans to make, contributions to the SERP. The securities can only be used for purposes of paying benefits under the SERP.

Accounts Receivable

Accounts receivable are reported in the consolidated balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company extends credit without requiring collateral. The Company writes off uncollectible receivables when the likelihood of collection is remote. The Company evaluates the collectability of accounts receivable on a regular basis. An allowance, when needed, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts, and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2010, December 31, 2011 or September 30, 2012.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, accounts receivable and marketable securities. The counterparties are various corporations and financial institutions of high credit standing.

Substantially all of the Company's cash and cash equivalents are maintained with well known, U.S. and Non U.S. financial institutions and corporations. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. The Company has not experienced any losses other than temporary losses on its deposits of cash, cash equivalents, short-term investments and restricted investments.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable and accrued expenses, approximate fair value due to their short-term maturities. The carrying value and the estimated fair value of the non-recourse notes payable, held in TCD, was approximately $66.0 million at December 31, 2010. The fair value was estimated based on actual trade information as well as quoted prices provided by bond traders.

The fair value of an asset or liability should represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Such transactions to sell an asset or transfer a liability are assumed to occur in the principal or most advantageous market for the asset or liability. Accordingly, fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant rather than from a reporting entity's perspective.

The Company reports assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

  •
  Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  •
  Level 2 — Inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.) and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

  •
  Level 3 — Unobservable inputs that reflect the Company's own assumptions, based on the best information available, including the Company's own data.

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company's financial assets and liabilities that are required to be measured at fair value (in thousands):

		Fair Value Measurements at December 31, 2010
	Total Carrying Value at December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash and cash equivalents	$23,740	$23,740	$—	$—
Marketable securities	8,964	1,024	7,940	—
Marketable securities — restricted	261	—	261	—
Cash and cash equivalents — restricted(1)	1,453	1,453	—	—

Total assets at fair value	$34,418	$26,217	$8,201	$—

(1)
Included in assets of discontinued operations at December 31, 2010.

		Fair Value Measurements at December 31, 2011
	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$48,544	$48,544	$—	$—
Marketable securities — restricted	245	—	245	—

Total assets at fair value	$48,789	$48,544	$245	$—

Liabilities:
Warrant liability	$697	$—	$—	$697

		Fair Value Measurements at September 30, 2012
	Total Carrying Value at September 30, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands) (unaudited)
Assets:
Cash and cash equivalents	$23,412	$23,412	$—	$—
Marketable securities	37,256	—	37,256	—
Marketable securities — restricted	275	—	275	—
Marketable securities — noncurrent	1,804	—	1,804	—

Total assets at fair value	$62,747	$23,412	$39,335	$—

Liabilities:
Warrant liability	$1,463	$—	$—	$1,463

The Company's Level 1 assets include money market funds and U.S. Treasuries and government agency debt securities with quoted prices in active markets. At December 31, 2010, Level 2 assets include mutual funds in which the SERP assets are invested and municipal bonds whose values are based upon quoted prices in inactive markets. At December 31, 2011, Level 2 assets include mutual funds in which the SERP assets are invested. At September 30, 2012, Level 2 assets include mutual funds in which the SERP assets are invested, commercial paper, and corporate bonds and other fixed income securities. Level 2 securities are valued using third-party pricing sources that apply applicable inputs and other relevant data into their models to estimate fair value.

Level 3 liabilities include the fair market value of outstanding warrants to purchase Common Stock recorded as a derivative liability. Prior to the IPO on May 1, 2012, these warrants provided the right to purchase the Company's Series A convertible preferred stock (Series A Preferred Stock) that were converted to the right to purchase Common Stock upon the completion of the IPO. Prior to completion of the IPO, the fair value of the preferred stock warrant liability was calculated using a probability-weighted expected return model (PWERM). Subsequent to completion of the IPO, the fair value of the common stock warrant liability was calculated using a Monte-Carlo simulation on a Black-Scholes lattice model with the following assumptions:

Exercise Price	$4 - $5 per share
Volatility	80%
Stock Price as of September 30, 2012	$11.55 per share
Term	8.3 - 9.3 years
Dividend Yield	0.0%
Risk-Free Rate	1.4% - 1.5%

Significant changes to these assumptions would result in increases/decreases to the fair value of the outstanding warrants.

Changes in the fair value of the warrants are recognized as Other income (expense) in the Consolidated Statements of Operations. The following table presents information about the Company's common stock warrant liability as of December 31, 2010 and 2011 and September 30, 2012:

Year Ended December 31, 2011 and Nine Months Ended September 30, 2012
(in thousands)
Balance at December 31, 2010	$—
Issuance of Series A Preferred Stock warrants	612
Changes in fair value of warrants included in earnings	85

Balance at December 31, 2011	697
Changes in fair value of warrants included in earnings (unaudited)	766

Balance at September 30, 2012 (unaudited)	$1,463

Inventory

Inventories, which are recorded at the lower of cost or market, include materials, labor and other direct and indirect costs and are valued using the first-in, first-out method. The Company capitalizes inventories produced in preparation for commercial launches when it becomes probable that the related product candidates will receive regulatory approval and that the related costs will be recoverable through the commercial sale of the product.

Property and Equipment

Property and equipment are stated at cost. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the following average useful lives:

Computer equipment	3 years
Software	3 years
Lab and office equipment	5 years
Furniture	7 years
Leasehold Improvements	Shorter of lease term or useful life
Manufacturing equipment	5 - 10 years

Intangible Assets

Intangible assets consist primarily of purchased patents. Patents are carried at cost less accumulated amortization, which is calculated on a straight-line basis over the estimated useful lives of the patents, generally estimated to be ten years. The carrying value of the patents is assessed for impairment annually during the fourth quarter of each year, or more frequently if impairment indicators exist.

Deferred Financing Costs

Deferred financing costs consist of financing syndication costs of approximately $4.4 million incurred by the Company in connection with the sale of non-recourse notes issued by TCD (see Note 7), which was eliminated from the Company's consolidated balance sheets in connection with the sale of TCD on December 14, 2011 (see Note 8), financing costs incurred by the Company in connection with the closing of the Company's term loans (see Note 7) and legal, accounting and other costs incurred in connection with preparing for Company's IPO. The Company amortized deferred financing costs associated with the non-recourse notes until December 14, 2011, at which time the non-recourse notes were assumed by the purchaser of TCD (see Note 8). The Company amortizes deferred financing costs associated with term loans over the term of the related debt using the effective interest method. Upon completion of its IPO on May 1, 2012, the Company reclassified all previously deferred financing costs related to the IPO as a charge against the proceeds received.

Impairment of Long-Lived Assets

Long-lived assets consist primarily of purchased patents and property and equipment. The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indications of impairment exist, projected future undiscounted cash flows associated with the asset are compared to the carrying amount to determine whether the asset's value is recoverable. Evaluating for impairment requires judgment, including the estimation of future cash flows, future growth rates and profitability and the expected life over which cash flows will occur. Changes in the Company's business strategy or adverse changes in market conditions could impact impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value of the long-lived assets over its estimated fair value. For the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, the Company determined that there was no impairment of the Company's long-lived assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell.

Preclinical Study and Clinical Trial Accruals and Deferred Advance Payments

The Company estimates preclinical study and clinical trial expenses based on the services performed pursuant to contracts with research institutions, investigators, and clinical research organizations that conduct these activities on its behalf. In recording service fees, the Company estimates the time period over which the related services will be performed and compares the level of effort expended through the end of each period to the cumulative expenses recorded and payments made for such services and, as appropriate, accrues additional service fees or defers any non-refundable advance payments until the related services are performed. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust its accrual or deferred advance payment accordingly. If the Company later determines that it no longer expects the services associated with a nonrefundable advance payment to be rendered, the advance payment will be charged to expense in the period that such determination is made.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain tax positions in its consolidated financial statements when it is more-likely-than-not that the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The Company's policy is to recognize any interest and penalties related to income taxes in income tax expense.

Revenue Recognition

The Company's revenues have been generated through collaboration and research and development agreements. These agreements include fees for development services provided to customers, payments for achievement of specified development, regulatory and sales milestones, and to a lesser extent, upfront license payments, which comprise the Company's development and milestone revenue, as well as royalties on product sales of licensed products, Oracea, Sanctura XR, and Intuniv, which comprise the Company's royalty revenue. The Company records any amounts received in advance of services performed as deferred revenue and recognizes the amount as revenue ratably over the period it is earned.

Multiple Element Arrangements

For arrangements entered into with multiple elements, the Company evaluates whether the components of each arrangement are separate elements based on certain criteria. Accordingly, revenues from collaboration agreements are recognized based on the performance requirements of the agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collection is reasonably assured.

The Company's development revenues have been earned under contracts that were less than one year in duration. Development contracts generally take the form of fee-for-service arrangements based on an annual contractual full-time equivalent billing rate. In cases where performance spanned multiple accounting periods, the Company has recognized revenue as services were performed, measured on a proportional-performance basis. Output measures, specifically labor hours, were used to measure performance as they reflect the Company's pattern of performance over the contractual term.

Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured, and the Company has no further significant performance obligations in exchange for the license.

As of January 1, 2011, the Company adopted Accounting Standard Update (ASU) No. 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements: a consensus of the FASB Emerging Issues Task Force (ASU No. 2009-13) which was codified in ASC 605-525. ASU No. 2009-13 establishes a selling-price hierarchy for determining the selling price of each element within a multiple-deliverable arrangement. Specifically, the selling price assigned to each deliverable is to be based on vendor-specific objective evidence (VSOE) if available; third-party evidence, if VSOE is unavailable; and estimated selling prices if neither VSOE or third-party evidence is available. In addition, ASU No. 2009-13 eliminates the residual method of allocating arrangement consideration and instead requires allocation using the relative selling price method. The adoption of ASU No. 2009-13 did not impact the Company's consolidated financial statements, as the Company did not enter into or modify any multiple element arrangements during 2011. The Company evaluates new or materially modified multiple element arrangements pursuant to the guidance in ASU No. 2009-13.

Milestone Payments

Milestone payments have been recognized as revenue when the collaborative partner acknowledges completion of the milestone and substantive effort was necessary to achieve the milestone. On January 1, 2011, the Company adopted ASU No. 2010-17, Revenue Recognition — Milestone Method (ASU No. 2010-17) which was codified in ASC 605-28. Under this guidance, management may recognize revenue contingent upon the achievement of a milestone in its entirety in the period in which the milestone is achieved only if the milestone meets all the criteria within the guidance to be considered substantive. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

  •
  the milestone payments are non-refundable;

  •
  achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

  •
  substantive effort on the Company's part is involved in achieving the milestone;

  •
  the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and,

  •
  a reasonable amount of time passes between the up-front license payment and the first milestone payment as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management's judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore the resulting payment would be considered part of the consideration for the single unit of accounting. The adoption of ASU No. 2010-17 did not have a material impact on the Company's consolidated results of operations, financial position, or liquidity.

The Company's recorded milestone revenues were approximately $0.8 million, $0.0, $0.8 million, $0.8 million, and $0.2 million during the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, respectively. During the year ended December 31, 2011 and the nine months ended September 30, 2012, after the adoption of ASU No. 2010-17, the Company recorded revenues upon achievement of the milestone, as the Company concluded that the milestone was substantive in accordance with its accounting policy.

Royalty Revenues

Except as noted below, the Company records royalty revenues based on estimates of the sales that occurred during the relevant period. The relevant period estimates of sales are based on interim data provided by licensees and analysis of historical royalties received (adjusted for any changes in facts and circumstances, as appropriate). The Company maintains regular communication with licensees in order to obtain information to develop reasonable estimates. Differences between actual royalty revenues and estimated royalty revenues are reconciled and adjusted for in the period which they are collected, typically the following quarter. Historically, adjustments have not been material based on actual amounts received from licensees. To the extent the Company does not have sufficient ability to accurately estimate revenue, it records revenue when received.

In 2009, the Company recognized approximately $36.9 million in royalty revenues related to an amendment to a license agreement with Shire plc for Intuniv, which is a novel ADHD product marketed by Shire plc, utilizing one of the Company's proprietary technologies. Under the terms of the license amendment, the parties agreed to delete all provisions regarding milestone and royalty payments and replaced those provisions with, among other things, (1) a commitment by Shire plc to make a one-time payment of $36.9 million within 15 days of signing the amendment, (2) an acknowledgement by the Company that no other sums would be payable to the Company, then or in the future, under the amended license; and (3) a statement that the amended license was permanent, irrevocable and fully paid. The Company concluded that immediate revenue recognition was appropriate because (1) the executed contract constituted persuasive evidence of an arrangement, (2) the delivery of the license amendment had occurred and Shire plc had assumed all risks and rewards regarding Intuniv, and the Company had no current or future performance obligations, (3) the total consideration for the license amendment was fixed and known at the time of its execution and there were not any extended payment terms or rights of return, and (4) collection was reasonably assured as the Company determined that Shire plc was creditworthy and had the financial ability to make the payment in accordance with the terms of the license amendment.

Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs primarily consist of employee-related expenses, including salaries and benefits; expenses incurred under agreements with contract research organizations, investigative sites, and consultants that conduct the Company's clinical trials; the cost of acquiring and manufacturing clinical trial materials; the cost of manufacturing materials used in process validation, to the extent that those materials are manufactured prior to receiving regulatory approval for those products, facilities costs that do not have an alternative future use; related depreciation and other allocated expenses; license fees for and milestone payments related to in-licensed products and technologies; stock-based compensation expense; and costs associated with non-clinical activities and regulatory approvals.

Stock-Based Compensation

Employee stock-based compensation is measured based on the estimated fair value on the grant date. The grant date fair value of options granted is calculated using the Black-Scholes option-pricing model, which requires the use of subjective assumptions including volatility, expected term, risk-free rate, and the fair value of the underlying common stock. For awards that vest based on service conditions, the Company recognizes expense using the straight-line method less estimated forfeitures. The Company has awarded non-vested stock. The estimated fair value of these awards is determined at the date of grant based upon the estimated fair value of the Company's common stock. Subsequent to its IPO, the fair value of the Company's common stock is based on observable market prices.

For stock option grants and non-vested stock subject to performance-based milestone vesting, the Company records the expense over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the applicable reporting date.

The Company records the expense for stock option grants to non-employees based on the estimated fair value of the stock option using the Black-Scholes option-pricing model. The fair value of non-employee awards is re-measured at each reporting period. As a result, stock compensation expense for non-employee awards with vesting is affected by changes in the fair value of the Company's common stock.

Warrant Liability

In January 2011, the Company entered into a secured credit facility pursuant to a loan and security agreement with certain lenders, which was subsequently amended in December 2011, providing for term loans of up to an aggregate of $30.0 million. In connection with the drawdown of $15.0 million under the secured credit facility on January 26, 2011, the Company issued to its lenders warrants to purchase an aggregate of 375,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.00 per share. The warrants became exercisable immediately and expire on January 26, 2021. Upon completion of the Company's IPO on May 1, 2012, the lender warrants converted into warrants to purchase 93,750 shares of Common Stock at an exercise price of $4.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of January 26, 2011, December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $375,000, $460,000 and $937,000, respectively. The change in fair value of approximately $85,000, $(10,000) and $477,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the year ended December 31, 2011 and the nine months ended September 30, 2011 and 2012, respectively. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 75,000 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 49,137 shares of common stock.

In connection with the drawdown of the second $15.0 million under the secured credit facility on December 30, 2011, the Company issued to its lenders warrants to purchase an aggregate of 200,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.50 per share. The warrants became exercisable immediately and expire on December 30, 2021. Upon completion of the Company's IPO on May 1, 2012, the warrants converted into warrants to purchase 49,999 shares of Common Stock at an exercise price of $5.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $237,000 and $526,000, respectively. The change in fair value of approximately $289,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the nine months ended September 30, 2012. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 26,667 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 15,172 shares of common stock.

The terms of the warrant agreements provide for "down-round" anti-dilution adjustment for the warrants in certain situations whereby the Company sells or issues (a) shares at a price per share less than the exercise price of the warrants, or (b) equity-linked financial instruments with strike prices less than the exercise price of the warrants. As a result of this "down round" provision, the warrants continue to be classified as derivative liabilities.

Prior to completion of the Company's IPO, which occurred on May 1, 2012, the fair value of the preferred stock warrants was estimated in accordance with the guidance outlined in the American Institute of Certified Public Accountants' Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the Technical Practice Aid). Several objective and subjective factors were considered when valuing each equity security and related warrant at a valuation date. The Company utilized the PWERM to estimate the fair value of the preferred stock warrants. Under the PWERM, the value of each equity security and warrant was estimated based upon an analysis of future values for the entire equity instrument assuming various future outcomes. Share value was based upon the probability-weighted present value of the expected outcomes, as well as the rights of each class of preferred and common stock. A probability was estimated for each possible event based on the facts and circumstances as of the valuation date.

Subsequent to the completion of its IPO, which occurred on May 1, 2012, the fair value of the Common Stock warrants is determined using a Black-Scholes model within a Monte-Carlo framework. The Monte-Carlo simulation is a generally accepted statistical method used to estimate fair value based on the application of subjective assumptions, consistently applied for each period, including the probability, timing and magnitude of the Company's issuance of additional common stock in future financings. This valuation is computed at the end of each fiscal quarter to reflect conditions at each valuation date until the warrants are exercised or they expire. In addition to assumptions regarding future equity financings, consideration is also given to the current stock price, anticipated stock volatility going forward, and the anti-dilution provisions embedded in the warrant agreements.

Earnings (Loss) Per Share

Basic earnings (loss) per common share is determined by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted earnings (loss) per share is computed by dividing the earnings (loss) attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company's stock option grants, potential Employee Stock Purchase Plan (ESPP) Awards and warrants and the if-converted method is used to determine the dilutive effect of the Company's Series A Preferred Stock. With the exception of the year ended December 31, 2009, the weighted-average shares used to calculate both basic and diluted loss per share are the same. The following common stock equivalents were excluded in the calculation of diluted earnings (loss) per share because their effect would be anti-dilutive:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Series A Preferred Stock	—	12,249,998	12,249,998	12,249,998	5,409,671
Warrants to purchase Series A Preferred Stock/Common Stock	—	—	143,749	26,227	71,662
Stock options, Non-Vested Stock Options and ESPP Awards	—	767,428	598,109	429,442	290,029

Because income from continuing operations, net of preferred stock dividends, is the control number for earnings per share purposes, the Company included the 12,667,812 potential common shares in the denominator for the per share amounts related to discontinued operations and net income for the year ended December 31, 2009, even though resulting per share amounts $(0.26) per share for the loss from discontinued operations and $0.03 per share for the net income, are anti-dilutive with respect to their comparable basic per-share amounts.

Recently Issued Accounting Pronouncements

We have evaluated all Accounting Standards Updates through the date the unaudited condensed consolidated financial statements were issued and believe the adoption of these will not have a material impact on our results of operations or financial position.

Marketable Securities	9 Months Ended
Sep. 30, 2012
Marketable Securities
Marketable Securities

4. Marketable Securities

Marketable securities held by the Company were as follows:

  At December 31, 2010:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
U.S. Treasuries and agencies	$1,026	$(2)	$1,024
Municipal bonds	7,940	—	7,940
Mutual funds for SERP	261	—	261

	$9,227	$(2)	$9,225

  At December 31, 2011:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
Mutual funds for SERP	$245	$—	$245

	$245	$—	$245

  At September 30, 2012:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands) (unaudited)
U.S. Treasuries and agencies	$35,286	$(30)	$35,256
Municipal bonds	2,000	—	2,000
Mutual funds for SERP	275	—	275

	$37,561	$(30)	$37,531

At September 30, 2012 the Company also held U.S. Agency Securities with a fair value of $1.8 million as a long term investment. The amortized cost of these securities was $1.8 million.

Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following:

	December 31,		September 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Computer equipment	$554	$586	$604
Software	174	209	209
Lab equipment and furniture	3,480	3,465	3,707
Leasehold improvements	979	1,486	1,778

	5,187	5,746	6,298
Less accumulated depreciation and amortization	(3,938)	(4,436)	(4,914)

	$1,249	$1,310	$1,384

Depreciation expense on property and equipment for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 was approximately $842,000, $959,000, $650,000, $479,000 and $478,000, respectively.

Purchased Patents	9 Months Ended
Sep. 30, 2012
Purchased Patents
Purchased Patents

6. Purchased Patents

In connection with a purchase agreement with Shire Laboratories, Inc., the Company acquired certain patents in 2005. The following sets forth the gross carrying amount and related accumulated amortization of the patents:

		December 31, 2010		December 31, 2011		September 30, 2012
	Weighted- Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
						(unaudited)
		(in thousands)
Purchased patents	10.0	$2,292	$1,150	$2,292	$1,380	$2,292	$1,552

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was approximately $229,000 each year. Amortization expense for the nine months ended September 30, 2011 and 2012 was approximately $172,000 each period. The estimated annual aggregate amortization expense through December 31, 2015 is $229,000. The net book value of intangible assets as of December 31, 2010 and 2011 and September 30, 2012 was approximately $1.1 million, $0.9 million, and $0.7 million, respectively.

Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable
Notes Payable

7. Notes Payable

Secured Notes Payable

In January 2011, the Company entered into a secured credit facility pursuant to a loan and security agreement with certain lenders, which was subsequently amended in December 2011, providing for term loans of up to an aggregate of $30.0 million. On January 26, 2011 and December 30, 2011, the Company drew down $15.0 million and $15.0 million, respectively, of term loans under this secured credit facility. The term loans bear interest at a fixed rate per annum of 11.0% and will mature on August 1, 2014 and January 1, 2015, respectively. The Company is required to make twelve months of interest only payments, beginning in March 2011, and six months of interest only payments, beginning in February 2012, respectively, and thereafter, principal and interest payments will be made over the remaining term of the loans. As of December 31, 2011 and September 30, 2012, the Company is required to make the following principal payments:

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$6,775	$2,756
2013	11,809	11,809
2014	10,847	10,847
2015	569	569

	$30,000	$25,981

The Company may voluntarily prepay all, but not less than all, outstanding term loans under its secured credit facility at any time, subject to the payment of a premium. With respect to any prepayment, the premium is 5.0%, if such prepayment is made before the amortization date (i.e., to reduce a debt by making payments against the principal balance in installments or regular transfers), 2.0% if such prepayment is made during the 15-month period after the amortization date, and 1.0% if such prepayment is made thereafter. Upon the maturity of any outstanding term loans or the acceleration or prepayment thereof, the Company will also be required to make a final payment equal to 2.5% of the aggregate principal amount, or $750,000, of the term loans borrowed under the secured credit facility. This final payment is being recorded as additional interest expense over the term of the loans.

The Company capitalized financing costs of approximately $498,000 in issuing the secured notes payable, which are being amortized to interest expense over the term of the debt. The balance of deferred financing costs was approximately $378,000 and $270,000 at December 31, 2011 and September 30, 2012, respectively. The carrying value of the secured notes payable at December 31, 2011 and September 30, 2012 includes a debt discount of $514,000 and $374,000, respectively, related to the estimated fair value of the warrants issued in connection with the issuance of the notes. The Company recorded interest expense related to the secured notes payable of approximately $1.5 million, $1.1 million, and $2.7 million for the year ended December 31, 2011 and the nine months ended September 30, 2011 and 2012, respectively.

All obligations under the secured credit facility are secured by substantially all of the Company's existing property and assets (excluding its intellectual property) and subject to certain exceptions, by a pledge of the capital stock of, the Company's U.K. subsidiary and any future subsidiary.

Non-recourse Notes Payable of Discontinued Operations

In April 2008, pursuant to a Purchase and Sale Agreement and Residual License Agreements executed by the Company and TCD, certain royalty payment rights and other license rights of the Company that it had under license agreements with two unrelated companies were transferred to TCD, a 100%-owned subsidiary of the Company, in exchange for approximately $63.3 million. TCD raised funds for the transaction from a completed private placement of $75.0 million in secured 16% notes, due April 15, 2024 (the Notes). Net proceeds amounted to $63.3 million, net of financing costs and required interest reserve. The Notes are non-recourse to the Company and are secured by TCD's assets including the royalty payment rights and other related rights of the transferred license agreements. While the Notes are outstanding, all royalty payments under these license agreements go to the payment of interest. Royalties earned in excess of the stated interest rate will be applied to the principal on such Notes. Interest expense related to the Notes for the years ended December 31, 2009, 2010, and 2011 and the nine months ended September 30, 2011 and 2012 was $12.0 million, $12.1 million, $11.5 million, $9.2 million, and $0, respectively. As of December 31, 2010, TCD had interest payable of $2.5 million. On December 14, 2011, the Company executed an agreement to sell 100% of its equity interests in TCD, which included the purchaser assuming all rights and obligations under the Notes (See Note 8).

In conjunction with the issuance of the Notes, TCD had initially placed $8.0 million into a restricted cash interest reserve account to cover payments required when the initial royalties were not sufficient to meet the interest payments due. In the first quarter of 2010, the $8.0 million interest reserve was exhausted, and, as such, all subsequent interest payments were made solely from royalty payments received. Royalties were also deposited into a restricted cash account to meet interest and principal payments. At December 31, 2010, the balance of restricted cash available to pay interest was approximately $1.5 million. Any excess restricted cash was used to make principal payments. In April 2011 and October 2011, TCD paid approximately $182,000 and $364,000, respectively, in principal on the Notes. As of December 14, 2011, the date of the sale of TCD, the principal balance amounted to $74.5 million (See Note 8).

The syndication costs to complete the transaction were approximately $4.4 million for investment banking, legal, consulting, accounting, and printing fees. These costs were capitalized as deferred financing costs and were being amortized over the term of the related debt using the effective interest method. Amortization of deferred financing costs for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 approximated $270,000, $271,000, $260,000, $204,000, and $0, respectively. In connection with the transaction on December 14, 2011 to sell TCD, the remaining balance of $3.4 million in deferred financing costs was eliminated from the Company's consolidated balance sheets (See Note 8).

Through December 14, 2011, the date of the sale of TCD, TCD had been able to make up all interest shortfalls in full before the next succeeding payment date. In the event of a default for failure to pay interest on a timely basis, the holders of the Notes did not have recourse to the Company as the Notes were non-recourse beyond TCD, were not convertible into any other securities of the Company, and had not been guaranteed by the Company. The Company had pledged all equity interests of TCD to the holders of the Notes so, upon an event of default, the holders of the Notes could elect to exercise their rights to acquire those equity interests in TCD.

In connection with the Notes, the Company executed a Servicing Agreement with TCD. The Servicing Agreement provided for a servicing fee of $10,000 per quarter to be paid to the Company for performance of services related to the collection of amounts due in connection with the license agreements. The Company is also to be reimbursed for any out-of-pocket expenses. These services consist of taking commercially reasonable steps to collect the royalty amount due and enforcing the related provisions under the license agreements. In particular, the Company is required to monitor receipt of the royalty payments due under the licensing agreements and to confirm that the payments are received on a timely basis, calculated properly and made available to the trustee.

In addition, pursuant to the Purchase and Sale Agreement, the Company is responsible for preserving, maintaining and maximizing the commercial value of the licensed patents covering Sanctura XR and Oracea, which includes the obligation to pay patent office maintenance fees in order to keep the patents in force. The Company considers the amounts spent with respect to these activities to be de minimis. Under the license agreements, the Company has the right, but not the obligation, to defend challenges to the patents.

Sale of TCD Royalty Sub Reported as Discontinued Operations	9 Months Ended
Sep. 30, 2012
Sale of TCD Royalty Sub Reported as Discontinued Operations
Sale of TCD Royalty Sub Reported as Discontinued Operations

8. Sale of TCD Royalty Sub Reported as Discontinued Operations

Pursuant to a Unit Purchase Agreement executed on December 14, 2011, the Company sold 100% of its equity ownership interests in TCD to an entity affiliated with Orbimed Advisors LLC, one of its stockholders, hereafter referred to as the "Purchase Transaction." The purchase price consisted of $27.0 million cash payment, assumption of all assets and liabilities and a milestone payment of $3.0 million payable within 10 days of the occurrence of the earlier of the following conditions:

  •
  The purchaser receives royalty payments equal to at least $35.1 million, the purchaser has not entered into a transaction to sell, refinance or monetize its equity interests in TCD, and no generic formulations of the products underlying the royalty payments and related license agreements have entered the market, or

  •
  The purchaser receives proceeds in excess of the aggregate of (a) $27.0 million, plus (b) the purchase price paid by the purchaser, if any, to acquire a beneficial interest in one or more of the Notes, plus (c) the aggregate redemption price paid by the purchaser, if any, to redeem any of the Notes, from any transaction that refinances or liquidates the equity interests in TCD or the Notes.

The purchase price was determined through a competitive bidding process, involving more than one bidder and multiple rounds of negotiations between each potential buyer and the Company. The Company entered into the purchase transaction with an entity affiliated with OrbiMed Advisors LLC, which offered the highest purchase price.

Pursuant to the Purchase Transaction, the Company retained duties and obligations under the Notes and related agreements, including the Purchase and Sale Agreement, the Residual License Agreements and the Servicing Agreement, for so long as the Notes remain outstanding. For example, pursuant to the Purchase Transaction, the Company has an obligation to use commercially reasonable efforts to preserve, maintain, and maximize the commercial value of the licensed patents covering Sanctura XR and Oracea, which includes the obligation to pay patent office maintenance fees in order to keep these patents in force.

The Company also retained certain duties and obligations under the ongoing Servicing Agreement. The Company will continue to perform these services in exchange for a quarterly fee of $10,000, or $40,000 annually. These retained duties consist of taking commercially reasonable steps to collect the royalty amounts due and enforcing the related provisions under the license agreements. In particular, the Company is required to monitor receipt of the royalty payments due under the license agreements and to confirm that the payments are received on a timely basis, calculated properly and made available to the trustee.

At the time the aforementioned Notes cease to be outstanding, the purchaser must make an election to either (1) terminate the Servicing Agreement and execute the New Servicing Agreement, which was contemplated and drafted at the time of the Purchase Transaction, or (2) obtain from the Company the assignment and transfer of all the licensed intellectual property and all of the Company's rights and obligations under the license agreements subject to certain conditions described in the Unit Purchase Agreement.

The Company determined it had not retained any interest nor any of the risks and rewards of TCD ownership nor had it guaranteed any payment of principal and interest on the Notes. The Company is serving as an agent for the debt holders in discharging its retained duties. Therefore, pursuant to ASC 810-10, "Consolidation", the Company accounted for the Purchase Transaction as a sale of a subsidiary and is calculating the resulting gain as the aggregate of the fair value of consideration and the carrying value of TCD's assets and liabilities, less its fees and expenses. Since the assets and liabilities of TCD had identifiable operations and cash flows that are independent from the Company and the Company does not have a significant continuing involvement with TCD operations, the sale of TCD will be reported as discontinued operations in the Company's consolidated statements of operations. Accordingly, the gain on the sale of the subsidiary, as well as any results of operations related to TCD, are presented as discontinued operations in all periods presented in the accompanying financial statements. Should the Company receive the milestone payment or additional consideration, the fair value of amounts received, less any related fees and expenses, will be recorded as "gain on the sale of the subsidiary," a component of discontinued operations.

Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

9. Stockholders' Equity (Deficit)

In 2005 and 2006, the Company issued an aggregate of 49,000,000 shares of its Series A Preferred Stock, which includes 4,000,000 shares issued in connection with the purchase of certain assets from Shire Laboratories, Inc. The offering price per share was $1.00, resulting in aggregate gross cash proceeds of $45.0 million. The Company incurred approximately $286,000 in expenses directly related to these offerings, and these expenses were charged to additional paid-in capital.

The holders of Series A Preferred Stock had the right to convert their Series A Preferred Stock shares into shares of Common Stock at any time. The initial conversion was one-for-one. After giving effect to the reverse stock split, the conversion ratio became four-for-one (see Note 3). Upon consummation of the IPO in May 2012, the 49,000,000 outstanding shares of Series A Preferred Stock automatically converted to 12,249,998 shares of Common Stock.

Until the Series A Preferred Stock was converted into shares of common stock, dividends on the Series A Preferred Stock were cumulative and accrued at a rate per annum of $0.07 per share, subject to adjustment for certain dilutive events. The Company was not obligated to pay the dividends unless it declared or paid dividends on any other shares of capital stock or in the event of a liquidation, dissolution or winding up of the Company. As of December 31, 2010 and 2011 and September 30, 2012, dividends of approximately $17.1 million, $20.5 million and $0, respectively, had been accumulated. In liquidation, the holders of Series A Preferred Stock were entitled to receive $1.00 per share plus an amount equal to all accrued unpaid dividends and any dividends declared but unpaid before any distribution to the holders of any shares of Common Stock or any other class or series of stock ranking on liquidation junior to the Series A Preferred Stock. A merger or consolidation in which the Company is a constituent party was deemed to be a liquidation. The Series A Preferred Stock was not redeemable or contingently redeemable.

The holders of the Series A Preferred Stock were entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series A Preferred Stock held were convertible as of the specified record date. The holders of the Series A Preferred Stock were entitled to elect four directors of the Company. Without the affirmative vote of two-thirds of the then outstanding shares of Series A Preferred Stock, the Company was not permitted to, among other things, change the number of directors from nine; create any additional shares of preferred stock; liquidate or dissolve the business affairs of the Company; create or issue any security or obligation that is convertible or exchangeable into securities of the Company; pay dividends or distributions on any shares of stock; or incur any liability for indebtedness that exceeds $500,000.

Common Stock

The holders of the Common Stock are entitled to one vote for each share of Common Stock held. Except for certain matters specified in the Company's amended and restated certificate of incorporation, the holders of Common Stock voted together as a single class on all matters with the holders of the Series A Preferred Stock.

On May 1, 2012, the Company completed its IPO, in which 10 million shares of the Company's Common Stock were sold at a price of $5 per share. Additionally, the underwriters of the Company's IPO exercised the full amount of their over-allotment option resulting in the sale of an additional 449,250 shares of the Company's Common Stock at a price of $5 per share, resulting in cash proceeds to the Company of $52.3 million. The Company realized net proceeds of $47.6 million from the IPO, after applying financing costs of approximately $4.7 million. Upon consummation of the IPO, the 49,000,000 outstanding shares of Series A Preferred Stock automatically converted to 12,249,998 shares of Common Stock.

Share-Based Payments	9 Months Ended
Sep. 30, 2012
Share-Based Payments
Share-Based Payments

10. Share-Based Payments

Stock Option Plans

The Supernus Pharmaceuticals, Inc. 2005 Stock Plan (the 2005 Plan), which is stockholder-approved, permits the grant of options, purchase rights, and awards to its employees, officers, directors, consultants, or advisors for up to 2,000,000 shares of Common Stock. The Company believes that such awards better align the interest of its employees with those of its stockholders. Option awards are granted with an exercise price equal to the estimated fair value of the Company's Common Stock at the grant date; those option awards generally vest in four annual installments, starting on the first anniversary of the date of grant and have ten-year contractual terms. The 2005 Plan provides for the issuance of Common Stock of the Company upon the exercise of stock options. A portion of the grants to certain employees vests upon the achievement of specified Company milestones.

Under the 2005 Plan, if an optionee is terminated for cause, the Company has the right and option to purchase, for a period of 180 days from the termination date, the shares of Common Stock the optionee obtained through the exercise of a stock option. The purchase price will equal the estimated fair market value of the Common Stock determined by mutual agreement between the Company and the optionee. There were no shares subject to repurchase at December 31, 2010 and 2011 and September 30, 2012.

During 2012, the Company adopted the Supernus Pharmaceuticals, Inc. 2012 Equity Incentive Plan (the 2012 Plan), which is stockholder-approved, and provides for the grant of stock options and certain other awards, including stock appreciation rights, restricted and unrestricted stock, stock units, performance awards, cash awards and other awards that are convertible into or otherwise based on the Company's common stock, to key employees and directors of, and consultants and advisors to, the Company. The 2012 Plan is administered by the Company's Board of Directors and provides for the issuance of up to 2,500,000 shares of the Company's Common Stock. The Company believes that such awards better align the interest of its employees with those of its stockholders. Option awards are granted with an exercise price equal to the estimated fair value of the Company's Common Stock at the grant date; those option awards generally vest in four annual installments, starting on the first anniversary of the date of grant and have ten-year contractual terms. The 2012 Plan provides for the issuance of Common Stock of the Company upon the exercise of stock options. Upon approval of the 2012 Plan, the Company began granting options under this plan and will not grant any further options under the 2005 Plan.

Stock-based compensation recognized related to the grant of employee and non-employee stock options, and non-vested stock was as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Research and development	$28	$53	$63	$44	$133
Selling, general and administrative	83	244	(145)	(88)	139

Total	$111	$297	$(82)	$(44)	$272

In November 2010, the Board repriced 63,750 of the options granted on December 15, 2009, from a per-share exercise price of $7.04 to $2.56. In addition, the Board approved the modification of the performance vesting requirements related to 39,424 employee stock options and 102,941 shares of non-vested stock awarded to the Company's chief executive officer. The vesting of these share-based awards was contingent upon the submission and the FDA's acceptance of the Company's first new drug application (NDA) on or before December 22, 2010, and the Board extended the deadline for the achievement of this performance condition to March 31, 2011. As a result of the Board actions, there was no immediate charge related to the repriced and modified options. The Company recognized approximately $190,000 of stock-based compensation related to the modified performance vesting options during the period January 1, 2010 through February 28, 2011. As of March 31, 2011, the performance condition was not met and all performance vesting options expired. As a result, all previously recorded compensation expense related to the performance vesting options was reversed during 2011.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions in the following table (no options were granted during the nine months ended September 30, 2011):

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Fair value of common stock	$1.60 - $7.04	$2.56 - $3.36	$4.24 - $5.88	—	$5.07 - $12.92
Expected volatility	60.3% - 61.5%	59.1% - 74.7%	69.1% - 69.5%	—	68.3% - 71.6%
Expected dividends	0%	0%	0%		0%
Expected term	6.25 years	0.41 - 6.25 years	6.25 years	—	6.25 years
Risk-free rate	1.65% - 2.72%	0.15% - 2.93%	1.16% - 1.49%	—	0.96% - 1.14%
Expected forfeiture rate	5%	0% - 5%	0%	—	0%

Fair Value of Common Stock—For all option grants prior to the completion of the Company's IPO on May 1, 2012, the fair value of the Common Stock underlying the option grants was determined by the Board, with the assistance of management, which intended all options granted to be exercisable at a price per share not less than the per share fair value of the Company's Common Stock underlying those options on the date of grant. The Company utilized methodologies, approaches and assumptions as set forth in the Technical Practice Aid, when estimating the fair value of Common Stock at each grant date.

Given the lack of an active public market for the Common Stock, the Board employed a third-party valuation firm to assist in the determination of fair value by completing contemporaneous valuations. In the absence of a public market, and as a clinical stage company with no significant revenues from product sales, the Company considered a range of factors to determine the fair market value of the Common Stock at each grant date. The factors include: (1) the achievement of clinical and operational milestones by the Company, (2) the status of strategic relationships with collaborators, (3) the significant risks associated with the Company's stage of development, (4) capital market conditions for life science companies, particularly similarly situated privately held, early-stage life science companies, (5) the Company's available cash, financial condition, and results of operations, (6) the most recent sales of the Company's preferred stock, and (7) the preferential rights of the outstanding preferred stock.

For option grants that occurred after the Company's IPO on May 1, 2012, the fair value of the Common Stock underlying the option grants was determined based on observable market prices of the Company's Common Stock.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company does not maintain an internal market for its shares and its shares are not traded privately. The Company has identified several public entities of similar size, complexity, and stage of development and, accordingly, historical volatility has been calculated using the volatility of these companies. The Company will continue to use the guideline peer group volatility information until the historical volatility of its own Common Stock is relevant to measure expected volatility for future option grants.

Dividend Yield—The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

Expected Term—This is the period of time that the options granted are expected to remain unexercised. Options granted have a maximum term of ten years. The Company determines the average expected life of stock options according the "simplified method" as described in Staff Accounting Bulletin 110, which is the mid-point between the vesting date and the end of the contractual term. Over time, management will track estimates of the expected life of the option term so that estimates will approximate actual behavior for similar options.

Risk-Free Interest Rate—This is the U.S. Treasury rate for the week of each option grant during the year, having a term that most closely resembles the expected term of the option.

Expected Forfeiture Rate—The forfeiture rate is the estimated percentage of options granted that are expected to be forfeited or canceled on an annual basis before becoming fully vested. The Company estimates the forfeiture rate based on turnover data with further consideration given to the class of employees to whom the options were granted.

Information with respect to stock options granted to employees and non-employees from January 1, 2009 through September 30, 2012 was as follows:

Grant Date	Number of Options Granted	Exercise Price	Estimated Fair Value	Intrinsic Value
01/19/2009	56,250	$1.60	$0.93	$—
12/15/2009	64,300	$7.04	$4.13	$—
02/10/2010	13,125	$3.36	$1.96	$—
04/16/2010	8,186	$3.36	$1.95	$—
07/20/2010	9,625	$3.36	$1.93	$—
10/15/2010	3,750	$2.56	$1.48	$—
11/02/2010	220,000	$2.56	$1.64	$—
11/16/2010	8,750	$2.56	$1.65	$—
10/14/2011	8,750	$4.24	$2.68	$—
12/30/2011	136,000	$5.88	$3.68	$—
1/17/2012 (unaudited)	5,686	$5.88	$3.68	$—
5/2/2012 (unaudited)	24,325	$5.74	$3.56	$—
6/21/2012 (unaudited)	13,250	$5.07	$3.24	$—
8/9/2012 (unaudited)	95,000	$12.92	$8.28	$—

The following table summarizes stock option activity under the 2005 Plan and the 2012 Plan:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding, December 31, 2010	664,479	$1.72	7.83
Granted	144,750	$5.80
Exercised	(69,559)	$0.40
Forfeited or expired	(141,561)	$2.17

Outstanding, December 31, 2011	598,109	$2.75	7.71
Granted (unaudited)	138,261	$10.61
Exercised (unaudited)	(104,480)	$1.58
Forfeited or expired (unaudited)	(57,064)	$2.45

Outstanding, September 30, 2012 (unaudited)	574,826	$4.89	7.78

As of December 31, 2011:
Vested and expected to vest	588,586	$2.76	7.70
Exercisable	262,568	$1.29	5.96
As of September 30, 2012 (unaudited):
Vested and expected to vest (unaudited)	569,563	$4.91	7.77
Exercisable (unaudited)	187,657	$1.24	5.07

The aggregate intrinsic value of options outstanding, vested and expected to vest, and exercisable as of December 31, 2010 is approximately $589,000, $585,000 and $463,000, respectively. The aggregate intrinsic value of options outstanding, vested and expected to vest, and exercisable as of December 31, 2011 is approximately $1.9 million, $1.8 million and $1.2 million, respectively. The aggregate intrinsic value of options outstanding, vested and expected to vest, and exercisable as of September 30, 2012 is approximately $4.0 million, $3.9 million and $1.9 million, respectively.

The weighted-average, grant-date fair value of options granted for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 was $2.64, $1.68, $3.64, $0 and $6.78 per share, respectively. The total fair value of the underlying Common Stock related to shares that vested during the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 was approximately $49,000, $104,000, $113,000, $37,000 and $36,000, respectively. The total intrinsic value of options exercised amounted to approximately $65,000, $26,000, $262,000, $7,000 and $444,000, respectively, during the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012. As of December 31, 2011 and September 30, 2012, the total unrecognized compensation expense, net of related forfeiture estimates, was approximately $768,000 and $1,433,000, respectively, which the Company expects to recognize over a weighted-average period of 3.09 and 3.10 years, respectively.

On December 22, 2005, the Company granted an officer a restricted award for 875,000 shares of Common Stock. Approximately 625,000 shares of the award vested on a quarterly basis over a four-year period through 2009. The remaining 250,000 shares of the award vest upon the achievement of specified clinical and regulatory milestones. Of the 250,000 restricted awards subject to performance based vesting, there were 102,941 unvested shares as of December 31, 2010, which would vest upon the pending successful completion of one last milestone, which is the filing and the FDA's acceptance of the Company's first NDA filing on or before March 31, 2011. As the Company believed that achievement of this milestone was probable, the Company began recording stock compensation expense related to the fair value of this performance based restricted award in its consolidated statements of operations during the period ended December 31, 2010. The performance condition was not met, so the unvested portion of the restricted stock award expired on March 31, 2011 and the related expense was reversed on that date.

On the grant date, the Company estimated the fair value of restricted common stock to be $0.40 per share. The total estimated fair value of $350,000 was recognized a) ratably over the four year requisite service period and b) the portion subject to the achievement of the specified performance conditions is being recognized when achievement of those conditions was considered probable. For the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, the Company recognized approximately $62,000, $141,000, $(141,000), $(141,000), and $0, respectively, in stock compensation related to this arrangement. The following table summarizes activity related to these non-vested shares:

	Number of Shares	Weighted- Average Fair Value
Non-vested shares, December 31, 2010	102,941	$0.40
Granted	—
Vested	—
Forfeited or expired	(102,941)	$0.40

Non-vested shares, December 31, 2011	—

Stock Purchase Plan

During 2012, the Company adopted the Supernus Pharmaceuticals, Inc. 2012 Employee Stock Purchase Plan (the ESPP), which is stockholder-approved, and permits eligible employees to purchase shares of the Company's Common Stock using their payroll deductions, subject to certain conditions. The ESPP is administered by the Company's Board of Directors and provides for the issuance of up to 250,000 shares of the Company's Common Stock. Eligible employees can purchase shares, using their payroll deductions, at an amount equal to 85% of the lesser of the fair market value of the stock on (a) the first day of the option period or (b) the last day of the option period. During the nine months ended September 30, 2012, no shares of the Company's Common Stock have been purchased for eligible employees since per the plan the stock purchase will not be conducted until after the initial plan period ends on December 31, 2012.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

11. Income Taxes

The components of the benefit from income tax were as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Current
Federal	$—	$—	$(14,090)
State	—	—	(2,155)
Deferred
Federal	—	(399)	—
State	—	—	—

Total	$—	$(399)	$(16,245)

For the years ended December 31, 2009, 2010 and 2011, there was a $0, $0.4 million and $16.2 million benefit for federal or state income taxes based on continuing operations, respectively. A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company's effective income tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Income tax (benefit) computed at federal statutory tax rate	$157	$(13,421)	$(13,419)
Permanent items	38	61	57
State taxes	33	(2,142)	(2,155)
Change in valuation allowance	(667)	16,144	—
Uncertain tax position	—	190	129
Research and development credits	(986)	(1,267)	(857)
Other	1,425	36	—

Total	$—	$(399)	$(16,245)

In 2011, the Company recorded pre-tax income from discontinued operations of approximately $93.3 million, which resulted in income tax expense from discontinued operations of approximately $36.8 million. This income tax expense from discontinued operations was completely offset by a $16.2 million income tax benefit generated from the 2011 loss from continuing operations and the utilization of net operating loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (NOL) carryforwards are available. Management considers projected future taxable income, the scheduled reversal of deferred tax liabilities, and available tax planning strategies that can be implemented by the Company in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the NOL carryforwards are available to reduce income taxes payable, management has established a full valuation allowance.

As of December 31, 2011, the NOL carryforwards amounted to approximately $37.5 million and will begin to expire in various years beginning in 2025. As of December 31, 2011, the Company has available research and development credit carryforwards of approximately $5.0 million, which expire, if unused, starting 2025. The use of the Company's NOL carryforwards and research and development credits may be restricted due to changes in Company ownership. Additionally, despite the NOL carryforwards, the Company may have a future tax liability due to an alternative minimum tax or state tax requirements. The Company paid no income taxes in the years ended December 31, 2009, 2010 or 2011.

The deferred tax benefit has been entirely offset by valuation allowances. The significant components of the Company's deferred tax assets (liabilities) were as follows:

	As of December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$36,418	$14,809
Deferred rent credit	339	514
Accrued compensation and non-qualified stock options	57	48
Deferred financing costs	(8)	35
Depreciation and amortization	(15)	98
Research and development credits	4,282	5,018
Other	8	9

Net deferred tax asset before valuation allowance	41,081	20,531
Valuation allowance	(41,081)	(20,531)

Net deferred tax asset	$—	$—

The Company accounts for uncertain tax positions pursuant to the guidance in FASB ASC Topic 740, Income Taxes. The Company recognizes interest and penalties related to uncertain tax positions, if any, in income tax expense. As of December 31, 2010 and 2011, the Company did not accrue any interest related to uncertain tax positions. The Company's income taxes have not been subject to examination by any tax jurisdictions since its inception. Due to NOL and research and development credit carryforwards, all income tax returns filed by the Company are subject to examination by the taxing jurisdictions. The net change during the year ended December 31, 2011 in total valuation allowance of approximately $20.6 million is due to the tax attributes utilized by discontinued operations.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Balance as of January 1	$—	$—	$642
Gross increases related to prior-year tax positions	—	452	—
Gross increases related to current-year tax positions	—	190	110

Balance as of December 31	$—	$642	$752

The Company believes that any of its uncertain tax positions would not result in adjustments to its effective income tax rate because likely corresponding adjustments to deferred tax assets would be offset by adjustments to recorded valuation allowances.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies
Commitments and Contingencies

12. Commitments and Contingencies

The Company's original lease for office and lab space extended through April 2013. The lease contained tenant and capital improvement allowances in the aggregate of $1.1 million. In December 2010, the Company amended its lease arrangement for its office and lab space in order to extend the expiration of the term from April 2013 to April 2018. Commencing in November 2013, the base annual rent will be increased 2% per annum for the remaining term. The Company may elect to extend the term of the lease for an additional five-year period on the same terms and conditions. In addition to the original tenant improvement allowance of $1.1 million, the lease amendment provides for additional tenant improvement allowance of approximately $1.3 million. Through December 31, 2010 and 2011 and September 30, 2012, approximately $949,000, $1.4 million, and $1.7 million, respectively, of the allowance has been utilized and included in fixed assets and deferred rent.

Rent expense for the years ended December 31, 2009, 2010, and 2011 and the nine months ended September 30, 2011 and 2012 was approximately $921,000, $918,000, $906,000, $679,000, and $679,000, respectively. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 and September 30, 2012, are as follows:

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$962	$242
2013	965	965
2014	985	985
2015	1,004	1,004
Thereafter	2,424	2,424

	$6,340	$5,620

The Company has obtained exclusive licenses from third parties for proprietary rights to support the product candidates in the Company's psychiatry portfolio. Under license agreements with Afecta Pharmaceuticals, Inc. (Afecta), the Company has an exclusive option to evaluate Afecta's CNS pipeline and to obtain exclusive worldwide rights to selected product candidates, including an exclusive license to SPN-810. The Company does not owe any future milestone payments for SPN-810. The Company will also be obligated to pay royalties to Afecta based on worldwide net sales of each of these products in the low-single digits. The Company has also entered into a purchase and sale agreement with Rune Healthcare Limited (Rune), where the Company obtained the exclusive worldwide rights to a product concept from Rune. There are no future milestone payments owing to Rune under this agreement. If the Company receives approval to market and sell any products based on the Rune product concept for SPN-809, the Company will be obligated to pay royalties to Rune based on net sales worldwide in the low single digits.

Employee Benefit Plan	9 Months Ended
Sep. 30, 2012
Employee Benefit Plan
Employee Benefit Plan

13. Employee Benefit Plan

On January 2, 2006, the Company established the Supernus Pharmaceuticals, Inc. 401(k) Profit Sharing Plan (the 401(k) Plan) for its employees under Section 401(k) of the Internal Revenue Code (Code). Under the 401(k) Plan, all full-time employees who are at least 21 years old are eligible to participate in the 401(k) Plan. Employees may participate starting on the first day of the month following employment. Employees may contribute up to the lesser of 90% of eligible compensation or the applicable limit established by the Code.

Employees are 100% vested in their contributions to the 401(k) Plan. The Company matches 100% of a participant's contribution for the first 3% of their salary deferral and matches 50% of the next 2% of their salary deferral. As determined by the Board, the Company may elect to make a discretionary contribution not exceeding 60% of the annual compensation paid to all participating employees. The Company's contributions to the 401(k) Plan approximated $255,000, $254,000, $267,000, $217,000 and $246,000 for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, respectively.

Related-Party Transactions	9 Months Ended
Sep. 30, 2012
Related-Party Transactions
Related-Party Transactions

14. Related-Party Transactions

In May 2009, the Company entered into an amendment to a license agreement with Shire LLC, a holder of Series A Preferred Stock, whereby Shire LLC and its affiliates paid the Company a one-time, lump-sum payment of $36.9 million in return for a fully paid-up license for one of its products that utilizes the Company's proprietary technologies. All four criteria necessary to recognize revenue in accordance with Accounting Standards Codification 605-10-S25, Revenue Recognition — Overall — Recognition, were met during 2009 related to this transaction (see Note 3). Accordingly, the entire amount was recorded as royalty revenue in the consolidated statements of operations.

In December 2011, the Company entered into a Unit Purchase Agreement with Royalty Opportunities S.àr.l ("ROS") (see Note 8). Pursuant to the Unit Purchase Agreement, the Company sold 100% of its equity interests in TCD to ROS for a cash payment of $27.0 million upon closing and a potential milestone payment of $3.0 million payable upon the occurrence of certain conditions. ROS is an affiliate of Orbimed Advisors LLC, one of the Company's Series A Preferred Stock stockholders.

Collaboration Agreements	9 Months Ended
Sep. 30, 2012
Collaboration Agreements
Collaboration Agreements

15. Collaboration Agreements

United Therapeutics

The Company has a license agreement with United Therapeutics to use one of its proprietary technologies for an oral formulation of Remodulin for the treatment of PAH and potentially for additional indications. Through September 30, 2012, the Company has received $1.5 million in pre-commercial milestone payments under the agreement. Remaining milestone payments to the Company could total $2.0 million, based on satisfaction of development milestones of oral treprostinil in PAH and up to approximately $4.0 million for the development of additional treprostinil products for a second indication. If United Therapeutics receives approval to market and sell oral treprostinil for additional indications and/or any additional combination products that utilizes the Company's technologies, the Company will receive royalties in the single digits based on net sales worldwide. The Company's license agreement with United Therapeutics will expire, on a country-by-country and product-by-product basis, 12.5 years from the first commercial sale of each product in such country. United Therapeutics may terminate, at its option, the agreement for a technical, strategic or market-related cause after giving the Company a reasonable opportunity to cure. The Company may terminate the agreement if, after having launched a product in a country, United Therapeutics or its sub-licensee discontinues the sale of such product for a prolonged period of time for reasons unrelated to force majeure, regulatory or safety issues. In addition, either party may terminate the agreement for the material, uncured breach by the other party and in certain events of bankruptcy or insolvency of the other party.

Stendhal License

In August 2011, we executed a Development and Licensing Agreement with Especificos Stendhal, S.A., DE C.V. (Stendhal) that provided Stendhal an exclusive license to our licensed intellectual property underlying our Oxtellar XR product, in Mexico, Venezuela, Colombia and other select markets in Central and South America. The agreement included the right to our patents, proprietary information, and know-how of our drug-delivery technology and pharmaceutical product underlying our Oxtellar XR product. Stendhal is responsible for all costs associated with clinical development, approval, commercialization and distribution of the product in the defined territory, which may be expanded upon certain events. We have received $750,000 from Stendhal, which is being recognized as revenue on a straight-line basis over the substantive obligation period until approval, which is estimated to be December 2013. We monitor this estimate on a quarterly basis to determine if facts and circumstances may have changed that would require a prospective adjustment of the recognition period. We may receive up to $3.0 million in additional milestone payments, based on certain regulatory and commercial milestones defined in the agreement. As of September 30, 2012, $456,000 remained recorded as deferred revenue.

In September 2012, the Company executed a Development and Licensing Agreement (Stendhal License Agreement) with Stendhal that provided Stendhal with an exclusive license of the Company's licensed intellectual property underlying the Trokendi XR product in the defined territory. The license included the right to the Company's patents, proprietary information, and know-how of the Company's drug-delivery technology and pharmaceutical product underlying its Trokendi XR product. Stendhal is responsible for all costs associated with clinical development, approval, commercialization and distribution of the product in the defined territory. The Company will receive $1.8 million cash that will be recognized as revenue in a straight-line basis over its substantive obligation period of twelve years. As of September 30, 2012, $0.5 million of this amount has been recorded as deferred revenue. The Company monitors this estimate on a quarterly basis to determine if facts and circumstances may have changed that would require a prospective adjustment to the recognition period. The Company may receive up to $1.8 million in future milestone payments, based on certain milestones defined in the Stendhal License Agreement.

Reverse Stock Split	9 Months Ended
Sep. 30, 2012
Reverse Stock Split
Reverse Stock Split
16. Reverse Stock Split All share and per share amounts have been retroactively adjusted to give effect to a one-for-four reverse stock split of our common stock on April 9, 2012.

Subsequent Event	9 Months Ended
Sep. 30, 2012
Subsequent Event
Subsequent Event

17. Subsequent Event

On October 5, 2012, the Company received notification that one of the venture debt holders was exercising their warrants. A total of 101,667 warrants were exercised using the net share method. Accordingly, the Company issued 64,309 shares of common stock to the venture debt holder.

On October 19, 2012, the Company received approval from the FDA for Oxtellar XR, a novel once-daily extended release formulation of oxcarbazepine (formerly known as SPN-804).

On October 30, 2012, the Company received notification that the U.S. Patent and Trademark Office issued two patents covering Trokendi XR.

On November 19, 2012, the Company received confirmation from the FDA that Oxtellar XR has been granted three years of market exclusivity.

On November 20, 2012, the Company announced the receipt of positive topline results from its Phase IIb study on SPN-810 for the treatment of impulsive aggression in ADHD patients.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company's consolidated financial statements include the accounts of Supernus Pharmaceuticals, Inc. and Supernus Europe Ltd., and included the accounts of TCD, its wholly-owned subsidiary, through December 14, 2011, the date that the Company sold 100% of its equity interests in TCD. These are collectively referred to herein as "Supernus" or "the Company." All significant intercompany transactions and balances have been eliminated in consolidation. The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP). The Company currently operates in one business segment.

In December 2011, the Company sold its equity interest in TCD. The assets and liabilities related to this business have identifiable cash flows that are largely independent of the cash flows of other groups of assets and liabilities, and the Company does not have significant continuing involvement with the related products. Accordingly, the remaining assets and liabilities, and the results of operations, related to TCD are presented as discontinued operations for all periods in the accompanying consolidated financial statements.

The accompanying unaudited interim consolidated financial statements as of September 30, 2012 and for the nine months ended September 30, 2011 and 2012 have been prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments necessary to fairly present the Company's consolidated financial position, results of operations and cash flows for the periods presented. These adjustments are of a normal recurring nature. All references to September 30, 2012 or to the nine months ended September 30, 2011 and 2012 in the notes to the consolidated financial statements are unaudited.

The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the Company's future financial results.

Reverse Stock Split
Reverse Stock Split All share and per share amounts have been retroactively adjusted to give effect to a one-for-four reverse stock split of the Company's Common Stock effected on April 9, 2012.

Use of Estimates

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires the Company to make estimates and judgments in certain circumstances that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. In preparing these consolidated financial statements, management has made its best estimates and judgments of certain amounts included in the financial statements, giving due consideration to materiality. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, fair value of assets, convertible preferred stock and common stock, stock options and warrants, income taxes, preclinical study and clinical trial accruals and other contingencies. Management bases its estimates on historical experience or on various other assumptions, including information received from its service providers and independent valuation consultants, which it believes to be reasonable under the circumstances. Actual results could differ from these estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all investments in highly liquid financial instruments with an original maturity of three months or less to be cash equivalents. Under the terms of a non-recourse note agreement, TCD had been required to maintain a cash account to cover interest payments. As of December 31, 2010, the TCD cash account was restricted as to its withdrawal or use and, therefore, was segregated and presented as assets of discontinued operations (including restricted cash). Subsequent to the sale of TCD (see Note 8), the Company is no longer required to maintain this restricted cash balance.

Marketable Securities

Marketable Securities

Marketable securities consist of investments in U.S. Treasuries, various U.S. governmental agency debt securities, corporate bonds and other fixed income securities. Management classifies the Company's investments, both short-term and long-term, as available-for-sale. Marketable securities noncurrent are those which have maturity dates greater than twelve months after the balance sheet date and as of September 30, 2012, have maturities of less than five years. Such securities are carried at estimated fair value, with any unrealized holding gains or losses reported, net of any tax effects reported, as accumulated other comprehensive income, which is a separate component of stockholders' equity. Realized gains and losses, and declines in value judged to be other-than-temporary, if any, are included in consolidated results of operations. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in fair value, which is charged to earnings in that period, and a new cost basis for the security is established. Dividend and interest income is recognized as interest income when earned. The cost of securities sold is calculated using the specific identification method. The Company places all investments with highly rated financial institutions.

Marketable Securities-Restricted

Marketable Securities — Restricted

The Company has established the Supernus Supplemental Executive Retirement Plan (SERP) for the sole purpose of receiving funds for two executives from a previous SERP and providing a continuing deferral program under the Supernus SERP. As of December 31, 2011 and September 30, 2012, the estimated fair value of the mutual fund investment securities within the SERP of approximately $245,000 and $275,000 respectively, has been recorded as restricted marketable securities. A corresponding noncurrent liability is also included in the consolidated balance sheets to reflect the Company's obligation for the SERP. The Company has not made, and has no plans to make, contributions to the SERP. The securities can only be used for purposes of paying benefits under the SERP.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported in the consolidated balance sheets at outstanding amounts, less an allowance for doubtful accounts. The Company extends credit without requiring collateral. The Company writes off uncollectible receivables when the likelihood of collection is remote. The Company evaluates the collectability of accounts receivable on a regular basis. An allowance, when needed, is based upon various factors including the financial condition and payment history of customers, an overall review of collections experience on other accounts, and economic factors or events expected to affect future collections experience. No allowance was recorded as of December 31, 2010, December 31, 2011 or September 30, 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, accounts receivable and marketable securities. The counterparties are various corporations and financial institutions of high credit standing.

Substantially all of the Company's cash and cash equivalents are maintained with well known, U.S. and Non U.S. financial institutions and corporations. Deposits held with banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. The Company has not experienced any losses other than temporary losses on its deposits of cash, cash equivalents, short-term investments and restricted investments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, and accounts payable and accrued expenses, approximate fair value due to their short-term maturities. The carrying value and the estimated fair value of the non-recourse notes payable, held in TCD, was approximately $66.0 million at December 31, 2010. The fair value was estimated based on actual trade information as well as quoted prices provided by bond traders.

The fair value of an asset or liability should represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Such transactions to sell an asset or transfer a liability are assumed to occur in the principal or most advantageous market for the asset or liability. Accordingly, fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant rather than from a reporting entity's perspective.

The Company reports assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

  •
  Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  •
  Level 2 — Inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.) and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

  •
  Level 3 — Unobservable inputs that reflect the Company's own assumptions, based on the best information available, including the Company's own data.

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company's financial assets and liabilities that are required to be measured at fair value (in thousands):

		Fair Value Measurements at December 31, 2010
	Total Carrying Value at December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash and cash equivalents	$23,740	$23,740	$—	$—
Marketable securities	8,964	1,024	7,940	—
Marketable securities — restricted	261	—	261	—
Cash and cash equivalents — restricted(1)	1,453	1,453	—	—

Total assets at fair value	$34,418	$26,217	$8,201	$—

(1)
Included in assets of discontinued operations at December 31, 2010.

		Fair Value Measurements at December 31, 2011
	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$48,544	$48,544	$—	$—
Marketable securities — restricted	245	—	245	—

Total assets at fair value	$48,789	$48,544	$245	$—

Liabilities:
Warrant liability	$697	$—	$—	$697

		Fair Value Measurements at September 30, 2012
	Total Carrying Value at September 30, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands) (unaudited)
Assets:
Cash and cash equivalents	$23,412	$23,412	$—	$—
Marketable securities	37,256	—	37,256	—
Marketable securities — restricted	275	—	275	—
Marketable securities — noncurrent	1,804	—	1,804	—

Total assets at fair value	$62,747	$23,412	$39,335	$—

Liabilities:
Warrant liability	$1,463	$—	$—	$1,463

The Company's Level 1 assets include money market funds and U.S. Treasuries and government agency debt securities with quoted prices in active markets. At December 31, 2010, Level 2 assets include mutual funds in which the SERP assets are invested and municipal bonds whose values are based upon quoted prices in inactive markets. At December 31, 2011, Level 2 assets include mutual funds in which the SERP assets are invested. At September 30, 2012, Level 2 assets include mutual funds in which the SERP assets are invested, commercial paper, and corporate bonds and other fixed income securities. Level 2 securities are valued using third-party pricing sources that apply applicable inputs and other relevant data into their models to estimate fair value.

Level 3 liabilities include the fair market value of outstanding warrants to purchase Common Stock recorded as a derivative liability. Prior to the IPO on May 1, 2012, these warrants provided the right to purchase the Company's Series A convertible preferred stock (Series A Preferred Stock) that were converted to the right to purchase Common Stock upon the completion of the IPO. Prior to completion of the IPO, the fair value of the preferred stock warrant liability was calculated using a probability-weighted expected return model (PWERM). Subsequent to completion of the IPO, the fair value of the common stock warrant liability was calculated using a Monte-Carlo simulation on a Black-Scholes lattice model with the following assumptions:

Exercise Price	$4 - $5 per share
Volatility	80%
Stock Price as of September 30, 2012	$11.55 per share
Term	8.3 - 9.3 years
Dividend Yield	0.0%
Risk-Free Rate	1.4% - 1.5%

Significant changes to these assumptions would result in increases/decreases to the fair value of the outstanding warrants.

Changes in the fair value of the warrants are recognized as Other income (expense) in the Consolidated Statements of Operations. The following table presents information about the Company's common stock warrant liability as of December 31, 2010 and 2011 and September 30, 2012:

Year Ended December 31, 2011 and Nine Months Ended September 30, 2012
(in thousands)
Balance at December 31, 2010	$—
Issuance of Series A Preferred Stock warrants	612
Changes in fair value of warrants included in earnings	85

Balance at December 31, 2011	697
Changes in fair value of warrants included in earnings (unaudited)	766

Balance at September 30, 2012 (unaudited)	$1,463

Inventory

Inventory

Inventories, which are recorded at the lower of cost or market, include materials, labor and other direct and indirect costs and are valued using the first-in, first-out method. The Company capitalizes inventories produced in preparation for commercial launches when it becomes probable that the related product candidates will receive regulatory approval and that the related costs will be recoverable through the commercial sale of the product.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the following average useful lives:

Computer equipment	3 years
Software	3 years
Lab and office equipment	5 years
Furniture	7 years
Leasehold Improvements	Shorter of lease term or useful life
Manufacturing equipment	5 - 10 years

Intangible Assets

Intangible Assets

Intangible assets consist primarily of purchased patents. Patents are carried at cost less accumulated amortization, which is calculated on a straight-line basis over the estimated useful lives of the patents, generally estimated to be ten years. The carrying value of the patents is assessed for impairment annually during the fourth quarter of each year, or more frequently if impairment indicators exist.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs consist of financing syndication costs of approximately $4.4 million incurred by the Company in connection with the sale of non-recourse notes issued by TCD (see Note 7), which was eliminated from the Company's consolidated balance sheets in connection with the sale of TCD on December 14, 2011 (see Note 8), financing costs incurred by the Company in connection with the closing of the Company's term loans (see Note 7) and legal, accounting and other costs incurred in connection with preparing for Company's IPO. The Company amortized deferred financing costs associated with the non-recourse notes until December 14, 2011, at which time the non-recourse notes were assumed by the purchaser of TCD (see Note 8). The Company amortizes deferred financing costs associated with term loans over the term of the related debt using the effective interest method. Upon completion of its IPO on May 1, 2012, the Company reclassified all previously deferred financing costs related to the IPO as a charge against the proceeds received.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of purchased patents and property and equipment. The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indications of impairment exist, projected future undiscounted cash flows associated with the asset are compared to the carrying amount to determine whether the asset's value is recoverable. Evaluating for impairment requires judgment, including the estimation of future cash flows, future growth rates and profitability and the expected life over which cash flows will occur. Changes in the Company's business strategy or adverse changes in market conditions could impact impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value of the long-lived assets over its estimated fair value. For the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, the Company determined that there was no impairment of the Company's long-lived assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell.

Preclinical Study and Clinical Trial Accruals and Deferred Advance Payments

Preclinical Study and Clinical Trial Accruals and Deferred Advance Payments

The Company estimates preclinical study and clinical trial expenses based on the services performed pursuant to contracts with research institutions, investigators, and clinical research organizations that conduct these activities on its behalf. In recording service fees, the Company estimates the time period over which the related services will be performed and compares the level of effort expended through the end of each period to the cumulative expenses recorded and payments made for such services and, as appropriate, accrues additional service fees or defers any non-refundable advance payments until the related services are performed. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust its accrual or deferred advance payment accordingly. If the Company later determines that it no longer expects the services associated with a nonrefundable advance payment to be rendered, the advance payment will be charged to expense in the period that such determination is made.

Income Taxes

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain tax positions in its consolidated financial statements when it is more-likely-than-not that the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts. The Company's policy is to recognize any interest and penalties related to income taxes in income tax expense.

Revenue Recognition

Revenue Recognition

The Company's revenues have been generated through collaboration and research and development agreements. These agreements include fees for development services provided to customers, payments for achievement of specified development, regulatory and sales milestones, and to a lesser extent, upfront license payments, which comprise the Company's development and milestone revenue, as well as royalties on product sales of licensed products, Oracea, Sanctura XR, and Intuniv, which comprise the Company's royalty revenue. The Company records any amounts received in advance of services performed as deferred revenue and recognizes the amount as revenue ratably over the period it is earned.

Multiple Element Arrangements

For arrangements entered into with multiple elements, the Company evaluates whether the components of each arrangement are separate elements based on certain criteria. Accordingly, revenues from collaboration agreements are recognized based on the performance requirements of the agreements. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collection is reasonably assured.

The Company's development revenues have been earned under contracts that were less than one year in duration. Development contracts generally take the form of fee-for-service arrangements based on an annual contractual full-time equivalent billing rate. In cases where performance spanned multiple accounting periods, the Company has recognized revenue as services were performed, measured on a proportional-performance basis. Output measures, specifically labor hours, were used to measure performance as they reflect the Company's pattern of performance over the contractual term.

Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured, and the Company has no further significant performance obligations in exchange for the license.

As of January 1, 2011, the Company adopted Accounting Standard Update (ASU) No. 2009-13, Revenue Recognition (Topic 605) — Multiple-Deliverable Revenue Arrangements: a consensus of the FASB Emerging Issues Task Force (ASU No. 2009-13) which was codified in ASC 605-525. ASU No. 2009-13 establishes a selling-price hierarchy for determining the selling price of each element within a multiple-deliverable arrangement. Specifically, the selling price assigned to each deliverable is to be based on vendor-specific objective evidence (VSOE) if available; third-party evidence, if VSOE is unavailable; and estimated selling prices if neither VSOE or third-party evidence is available. In addition, ASU No. 2009-13 eliminates the residual method of allocating arrangement consideration and instead requires allocation using the relative selling price method. The adoption of ASU No. 2009-13 did not impact the Company's consolidated financial statements, as the Company did not enter into or modify any multiple element arrangements during 2011. The Company evaluates new or materially modified multiple element arrangements pursuant to the guidance in ASU No. 2009-13.

Milestone Payments

Milestone payments have been recognized as revenue when the collaborative partner acknowledges completion of the milestone and substantive effort was necessary to achieve the milestone. On January 1, 2011, the Company adopted ASU No. 2010-17, Revenue Recognition — Milestone Method (ASU No. 2010-17) which was codified in ASC 605-28. Under this guidance, management may recognize revenue contingent upon the achievement of a milestone in its entirety in the period in which the milestone is achieved only if the milestone meets all the criteria within the guidance to be considered substantive. Substantive milestone payments are recognized upon achievement of the milestone only if all of the following conditions are met:

  •
  the milestone payments are non-refundable;

  •
  achievement of the milestone involves a degree of risk and was not reasonably assured at the inception of the arrangement;

  •
  substantive effort on the Company's part is involved in achieving the milestone;

  •
  the amount of the milestone payment is reasonable in relation to the effort expended or the risk associated with achievement of the milestone; and,

  •
  a reasonable amount of time passes between the up-front license payment and the first milestone payment as well as between each subsequent milestone payment.

Determination as to whether a payment meets the aforementioned conditions involves management's judgment. If any of these conditions are not met, the resulting payment would not be considered a substantive milestone, and therefore the resulting payment would be considered part of the consideration for the single unit of accounting. The adoption of ASU No. 2010-17 did not have a material impact on the Company's consolidated results of operations, financial position, or liquidity.

The Company's recorded milestone revenues were approximately $0.8 million, $0.0, $0.8 million, $0.8 million, and $0.2 million during the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012, respectively. During the year ended December 31, 2011 and the nine months ended September 30, 2012, after the adoption of ASU No. 2010-17, the Company recorded revenues upon achievement of the milestone, as the Company concluded that the milestone was substantive in accordance with its accounting policy.

Royalty Revenues

Except as noted below, the Company records royalty revenues based on estimates of the sales that occurred during the relevant period. The relevant period estimates of sales are based on interim data provided by licensees and analysis of historical royalties received (adjusted for any changes in facts and circumstances, as appropriate). The Company maintains regular communication with licensees in order to obtain information to develop reasonable estimates. Differences between actual royalty revenues and estimated royalty revenues are reconciled and adjusted for in the period which they are collected, typically the following quarter. Historically, adjustments have not been material based on actual amounts received from licensees. To the extent the Company does not have sufficient ability to accurately estimate revenue, it records revenue when received.

In 2009, the Company recognized approximately $36.9 million in royalty revenues related to an amendment to a license agreement with Shire plc for Intuniv, which is a novel ADHD product marketed by Shire plc, utilizing one of the Company's proprietary technologies. Under the terms of the license amendment, the parties agreed to delete all provisions regarding milestone and royalty payments and replaced those provisions with, among other things, (1) a commitment by Shire plc to make a one-time payment of $36.9 million within 15 days of signing the amendment, (2) an acknowledgement by the Company that no other sums would be payable to the Company, then or in the future, under the amended license; and (3) a statement that the amended license was permanent, irrevocable and fully paid. The Company concluded that immediate revenue recognition was appropriate because (1) the executed contract constituted persuasive evidence of an arrangement, (2) the delivery of the license amendment had occurred and Shire plc had assumed all risks and rewards regarding Intuniv, and the Company had no current or future performance obligations, (3) the total consideration for the license amendment was fixed and known at the time of its execution and there were not any extended payment terms or rights of return, and (4) collection was reasonably assured as the Company determined that Shire plc was creditworthy and had the financial ability to make the payment in accordance with the terms of the license amendment.

Research and Development Costs

Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs primarily consist of employee-related expenses, including salaries and benefits; expenses incurred under agreements with contract research organizations, investigative sites, and consultants that conduct the Company's clinical trials; the cost of acquiring and manufacturing clinical trial materials; the cost of manufacturing materials used in process validation, to the extent that those materials are manufactured prior to receiving regulatory approval for those products, facilities costs that do not have an alternative future use; related depreciation and other allocated expenses; license fees for and milestone payments related to in-licensed products and technologies; stock-based compensation expense; and costs associated with non-clinical activities and regulatory approvals.

Stock-Based Compensation

Stock-Based Compensation

Employee stock-based compensation is measured based on the estimated fair value on the grant date. The grant date fair value of options granted is calculated using the Black-Scholes option-pricing model, which requires the use of subjective assumptions including volatility, expected term, risk-free rate, and the fair value of the underlying common stock. For awards that vest based on service conditions, the Company recognizes expense using the straight-line method less estimated forfeitures. The Company has awarded non-vested stock. The estimated fair value of these awards is determined at the date of grant based upon the estimated fair value of the Company's common stock. Subsequent to its IPO, the fair value of the Company's common stock is based on observable market prices.

For stock option grants and non-vested stock subject to performance-based milestone vesting, the Company records the expense over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the applicable reporting date.

The Company records the expense for stock option grants to non-employees based on the estimated fair value of the stock option using the Black-Scholes option-pricing model. The fair value of non-employee awards is re-measured at each reporting period. As a result, stock compensation expense for non-employee awards with vesting is affected by changes in the fair value of the Company's common stock.

Warrant Liability

Warrant Liability

In January 2011, the Company entered into a secured credit facility pursuant to a loan and security agreement with certain lenders, which was subsequently amended in December 2011, providing for term loans of up to an aggregate of $30.0 million. In connection with the drawdown of $15.0 million under the secured credit facility on January 26, 2011, the Company issued to its lenders warrants to purchase an aggregate of 375,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.00 per share. The warrants became exercisable immediately and expire on January 26, 2021. Upon completion of the Company's IPO on May 1, 2012, the lender warrants converted into warrants to purchase 93,750 shares of Common Stock at an exercise price of $4.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of January 26, 2011, December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $375,000, $460,000 and $937,000, respectively. The change in fair value of approximately $85,000, $(10,000) and $477,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the year ended December 31, 2011 and the nine months ended September 30, 2011 and 2012, respectively. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 75,000 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 49,137 shares of common stock.

In connection with the drawdown of the second $15.0 million under the secured credit facility on December 30, 2011, the Company issued to its lenders warrants to purchase an aggregate of 200,000 shares of the Company's Series A Preferred Stock at an exercise price of $1.50 per share. The warrants became exercisable immediately and expire on December 30, 2021. Upon completion of the Company's IPO on May 1, 2012, the warrants converted into warrants to purchase 49,999 shares of Common Stock at an exercise price of $5.00 per share. These warrants are recorded as a derivative liability and, as such, the Company reflects the warrant liability at fair value in the consolidated balance sheets. The fair value of this derivative liability is re-measured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense). As of December 31, 2011 and September 30, 2012, the fair value was estimated to be approximately $237,000 and $526,000, respectively. The change in fair value of approximately $289,000 has been recorded in other income (expense) in the Company's consolidated statements of operations for the nine months ended September 30, 2012. On October 5, 2012, a holder exercised warrants to purchase an aggregate of 26,667 shares of common stock via a cashless, net share settlement pursuant to which we issued the warrant holder 15,172 shares of common stock.

The terms of the warrant agreements provide for "down-round" anti-dilution adjustment for the warrants in certain situations whereby the Company sells or issues (a) shares at a price per share less than the exercise price of the warrants, or (b) equity-linked financial instruments with strike prices less than the exercise price of the warrants. As a result of this "down round" provision, the warrants continue to be classified as derivative liabilities.

Prior to completion of the Company's IPO, which occurred on May 1, 2012, the fair value of the preferred stock warrants was estimated in accordance with the guidance outlined in the American Institute of Certified Public Accountants' Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the Technical Practice Aid). Several objective and subjective factors were considered when valuing each equity security and related warrant at a valuation date. The Company utilized the PWERM to estimate the fair value of the preferred stock warrants. Under the PWERM, the value of each equity security and warrant was estimated based upon an analysis of future values for the entire equity instrument assuming various future outcomes. Share value was based upon the probability-weighted present value of the expected outcomes, as well as the rights of each class of preferred and common stock. A probability was estimated for each possible event based on the facts and circumstances as of the valuation date.

Subsequent to the completion of its IPO, which occurred on May 1, 2012, the fair value of the Common Stock warrants is determined using a Black-Scholes model within a Monte-Carlo framework. The Monte-Carlo simulation is a generally accepted statistical method used to estimate fair value based on the application of subjective assumptions, consistently applied for each period, including the probability, timing and magnitude of the Company's issuance of additional common stock in future financings. This valuation is computed at the end of each fiscal quarter to reflect conditions at each valuation date until the warrants are exercised or they expire. In addition to assumptions regarding future equity financings, consideration is also given to the current stock price, anticipated stock volatility going forward, and the anti-dilution provisions embedded in the warrant agreements.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per common share is determined by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of common stock equivalents. Diluted earnings (loss) per share is computed by dividing the earnings (loss) attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company's stock option grants, potential Employee Stock Purchase Plan (ESPP) Awards and warrants and the if-converted method is used to determine the dilutive effect of the Company's Series A Preferred Stock. With the exception of the year ended December 31, 2009, the weighted-average shares used to calculate both basic and diluted loss per share are the same. The following common stock equivalents were excluded in the calculation of diluted earnings (loss) per share because their effect would be anti-dilutive:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Series A Preferred Stock	—	12,249,998	12,249,998	12,249,998	5,409,671
Warrants to purchase Series A Preferred Stock/Common Stock	—	—	143,749	26,227	71,662
Stock options, Non-Vested Stock Options and ESPP Awards	—	767,428	598,109	429,442	290,029

Because income from continuing operations, net of preferred stock dividends, is the control number for earnings per share purposes, the Company included the 12,667,812 potential common shares in the denominator for the per share amounts related to discontinued operations and net income for the year ended December 31, 2009, even though resulting per share amounts $(0.26) per share for the loss from discontinued operations and $0.03 per share for the net income, are anti-dilutive with respect to their comparable basic per-share amounts.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

We have evaluated all Accounting Standards Updates through the date the unaudited condensed consolidated financial statements were issued and believe the adoption of these will not have a material impact on our results of operations or financial position.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Schedule of fair value of the financial assets and liabilities

		Fair Value Measurements at December 31, 2010
	Total Carrying Value at December 31, 2010	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash and cash equivalents	$23,740	$23,740	$—	$—
Marketable securities	8,964	1,024	7,940	—
Marketable securities — restricted	261	—	261	—
Cash and cash equivalents — restricted(1)	1,453	1,453	—	—

Total assets at fair value	$34,418	$26,217	$8,201	$—

(1)  Included in assets of discontinued operations at December 31, 2010.

		Fair Value Measurements at December 31, 2011
	Total Carrying Value at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$48,544	$48,544	$—	$—
Marketable securities — restricted	245	—	245	—

Total assets at fair value	$48,789	$48,544	$245	$—

Liabilities:
Warrant liability	$697	$—	$—	$697

		Fair Value Measurements at September 30, 2012
	Total Carrying Value at September 30, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands) (unaudited)
Assets:
Cash and cash equivalents	$23,412	$23,412	$—	$—
Marketable securities	37,256	—	37,256	—
Marketable securities — restricted	275	—	275	—
Marketable securities — noncurrent	1,804	—	1,804	—

Total assets at fair value	$62,747	$23,412	$39,335	$—

Liabilities:
Warrant liability	$1,463	$—	$—	$1,463

Schedule of assumptions used to calculate fair value of stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model

Exercise Price	$4 - $5 per share
Volatility	80%
Stock Price as of September 30, 2012	$11.55 per share
Term	8.3 - 9.3 years
Dividend Yield	0.0%
Risk-Free Rate	1.4% - 1.5%

Schedule of the entity's common stock warrant liability

Year Ended December 31, 2011 and Nine Months Ended September 30, 2012
(in thousands)
Balance at December 31, 2010	$—
Issuance of Series A Preferred Stock warrants	612
Changes in fair value of warrants included in earnings	85

Balance at December 31, 2011	697
Changes in fair value of warrants included in earnings (unaudited)	766

Balance at September 30, 2012 (unaudited)	$1,463

Schedule of average useful lives used to compute depreciation and amortization

Computer equipment	3 years
Software	3 years
Lab and office equipment	5 years
Furniture	7 years
Leasehold Improvements	Shorter of lease term or useful life
Manufacturing equipment	5 - 10 years

Schedule of common stock equivalents excluded in the calculation of diluted earnings (loss) per share

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Series A Preferred Stock	—	12,249,998	12,249,998	12,249,998	5,409,671
Warrants to purchase Series A Preferred Stock/Common Stock	—	—	143,749	26,227	71,662
Stock options, Non-Vested Stock Options and ESPP Awards	—	767,428	598,109	429,442	290,029

Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2012
Marketable Securities
Schedule of marketable securities

  At December 31, 2010:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
U.S. Treasuries and agencies	$1,026	$(2)	$1,024
Municipal bonds	7,940	—	7,940
Mutual funds for SERP	261	—	261

	$9,227	$(2)	$9,225

  At December 31, 2011:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands)
Mutual funds for SERP	$245	$—	$245

	$245	$—	$245

  At September 30, 2012:

Available for Sale	Amortized Cost	Unrealized Gains (Losses)	Fair Value
	(in thousands) (unaudited)
U.S. Treasuries and agencies	$35,286	$(30)	$35,256
Municipal bonds	2,000	—	2,000
Mutual funds for SERP	275	—	275

	$37,561	$(30)	$37,531

Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment
Schedule of property and equipment

	December 31,		September 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Computer equipment	$554	$586	$604
Software	174	209	209
Lab equipment and furniture	3,480	3,465	3,707
Leasehold improvements	979	1,486	1,778

	5,187	5,746	6,298
Less accumulated depreciation and amortization	(3,938)	(4,436)	(4,914)

	$1,249	$1,310	$1,384

Purchased Patents (Tables)	9 Months Ended
Sep. 30, 2012
Purchased Patents
Schedule of gross carrying amount and related accumulated amortization of the patents

		December 31, 2010		December 31, 2011		September 30, 2012
	Weighted- Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
						(unaudited)
		(in thousands)
Purchased patents	10.0	$2,292	$1,150	$2,292	$1,380	$2,292	$1,552

Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable
Schedule of principal payments of secured notes payable

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$6,775	$2,756
2013	11,809	11,809
2014	10,847	10,847
2015	569	569

	$30,000	$25,981

Share-Based Payments (Tables)	9 Months Ended
Sep. 30, 2012
Share-Based Payments
Schedule of stock-based compensation recognized related to the grant of employee and non-employee stock options, and non-vested stock

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Research and development	$28	$53	$63	$44	$133
Selling, general and administrative	83	244	(145)	(88)	139

Total	$111	$297	$(82)	$(44)	$272

Schedule of assumptions used in estimation of fair value of each award option on the date of grant using Black-Scholes option-pricing model

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Fair value of common stock	$1.60 - $7.04	$2.56 - $3.36	$4.24 - $5.88	—	$5.07 - $12.92
Expected volatility	60.3% - 61.5%	59.1% - 74.7%	69.1% - 69.5%	—	68.3% - 71.6%
Expected dividends	0%	0%	0%		0%
Expected term	6.25 years	0.41 - 6.25 years	6.25 years	—	6.25 years
Risk-free rate	1.65% - 2.72%	0.15% - 2.93%	1.16% - 1.49%	—	0.96% - 1.14%
Expected forfeiture rate	5%	0% - 5%	0%	—	0%

Schedule of stock options granted to employees and non-employees

Grant Date	Number of Options Granted	Exercise Price	Estimated Fair Value	Intrinsic Value
01/19/2009	56,250	$1.60	$0.93	$—
12/15/2009	64,300	$7.04	$4.13	$—
02/10/2010	13,125	$3.36	$1.96	$—
04/16/2010	8,186	$3.36	$1.95	$—
07/20/2010	9,625	$3.36	$1.93	$—
10/15/2010	3,750	$2.56	$1.48	$—
11/02/2010	220,000	$2.56	$1.64	$—
11/16/2010	8,750	$2.56	$1.65	$—
10/14/2011	8,750	$4.24	$2.68	$—
12/30/2011	136,000	$5.88	$3.68	$—
1/17/2012 (unaudited)	5,686	$5.88	$3.68	$—
5/2/2012 (unaudited)	24,325	$5.74	$3.56	$—
6/21/2012 (unaudited)	13,250	$5.07	$3.24	$—
8/9/2012 (unaudited)	95,000	$12.92	$8.28	$—

Summary of stock option activity

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding, December 31, 2010	664,479	$1.72	7.83
Granted	144,750	$5.80
Exercised	(69,559)	$0.40
Forfeited or expired	(141,561)	$2.17

Outstanding, December 31, 2011	598,109	$2.75	7.71
Granted (unaudited)	138,261	$10.61
Exercised (unaudited)	(104,480)	$1.58
Forfeited or expired (unaudited)	(57,064)	$2.45

Outstanding, September 30, 2012 (unaudited)	574,826	$4.89	7.78

As of December 31, 2011:
Vested and expected to vest	588,586	$2.76	7.70
Exercisable	262,568	$1.29	5.96
As of September 30, 2012 (unaudited):
Vested and expected to vest (unaudited)	569,563	$4.91	7.77
Exercisable (unaudited)	187,657	$1.24	5.07

Summary of activity related to non-vested shares

	Number of Shares	Weighted- Average Fair Value
Non-vested shares, December 31, 2010	102,941	$0.40
Granted	—
Vested	—
Forfeited or expired	(102,941)	$0.40

Non-vested shares, December 31, 2011	—

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Taxes
Schedule of components of the benefit from income tax

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Current
Federal	$—	$—	$(14,090)
State	—	—	(2,155)
Deferred
Federal	—	(399)	—
State	—	—	—

Total	$—	$(399)	$(16,245)

Schedule of reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the entity's effective income tax rate

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Income tax (benefit) computed at federal statutory tax rate	$157	$(13,421)	$(13,419)
Permanent items	38	61	57
State taxes	33	(2,142)	(2,155)
Change in valuation allowance	(667)	16,144	—
Uncertain tax position	—	190	129
Research and development credits	(986)	(1,267)	(857)
Other	1,425	36	—

Total	$—	$(399)	$(16,245)

Schedule of Significant components of the entity's deferred tax assets (liabilities)

	As of December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$36,418	$14,809
Deferred rent credit	339	514
Accrued compensation and non-qualified stock options	57	48
Deferred financing costs	(8)	35
Depreciation and amortization	(15)	98
Research and development credits	4,282	5,018
Other	8	9

Net deferred tax asset before valuation allowance	41,081	20,531
Valuation allowance	(41,081)	(20,531)

Net deferred tax asset	$—	$—

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Balance as of January 1	$—	$—	$642
Gross increases related to prior-year tax positions	—	452	—
Gross increases related to current-year tax positions	—	190	110

Balance as of December 31	$—	$642	$752

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$962	$242
2013	965	965
2014	985	985
2015	1,004	1,004
Thereafter	2,424	2,424

	$6,340	$5,620

Organization and Nature of Operations (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Organization and Nature of Operations
Number of proprietary products that address large market opportunities in epilepsy and attention deficit hyperactivity disorder	2
Net income (loss)	$ (32,771)	$ (28,160)	$ 53,815	$ (38,463)	$ 460
Gain on the sale of TCD, net of taxes			$ 74,852
Minimum number of products to be established in the market to avoid operating losses	1

Management's Plans as to Continuing as a Going Concern (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011
Management's Plans as to Continuing as a Going Concern
Draw down under secured credit facility		$ 30
Cash payment to be received as consideration from sale of equity interest in TCD		27
Contingent consideration to be received in future from sale of equity interest in TCD		3
Number of shares issued, excluding underwriter over-allotment	10,000,000
Stock Price (in dollars per share)	$ 5
Shares of common stock sold upon exercise of full amount of over-allotment option by the underwriters	449,250
Proceeds from issuance of common stock	52.3
Net cash proceeds from sale of common stock	47.6
Financing costs	$ 4.7
Number of late-stage epilepsy product candidates for which the company will likely revise its commercial plans	2

Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended		9 Months Ended
	Apr. 09, 2012	Dec. 14, 2011	Sep. 30, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Basis of Presentation
Equity interest sold (as a percent)		100.00%
Number of business segments			1
Reverse Stock Split
Conversion ratio of reverse stock split	0.25
Fair value of financial instruments
Non-recourse notes payable, held in TCD					$ 66,000,000
Assets:
Marketable Securities Noncurrent Maximum Period			5 years
Marketable securities			37,256,000		8,964,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Liabilities:
Warrant liability			1,463,000	697,000
Supernus Executive Retirement Plan (SERP)
Fair value of financial instruments
Number of executives for whom SERP was established			2
Quoted Prices in Active Markets (Level 1)
Assets:
Cash and cash equivalents			23,412,000	48,544,000	23,740,000
Marketable securities					1,024,000
Cash and cash equivalents - restricted					1,453,000
Total assets at fair value			23,412,000	48,544,000	26,217,000
Significant Other Observable Inputs (Level 2)
Assets:
Marketable securities			37,256,000		7,940,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Total assets at fair value			39,335,000	245,000	8,201,000
Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability			1,463,000	697,000
Total Carrying Value
Assets:
Cash and cash equivalents			23,412,000	48,544,000	23,740,000
Marketable securities			37,256,000		8,964,000
Marketable securities - restricted			275,000	245,000	261,000
Marketable securities - noncurrent			1,804,000
Cash and cash equivalents - restricted					1,453,000
Total assets at fair value			62,747,000	48,789,000	34,418,000
Liabilities:
Warrant liability			$ 1,463,000	$ 697,000

Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended
Sep. 30, 2012
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Stock Price (in dollars per share)	$ 5
Common stock warrant | PWERM
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Volatility (as a percent)	80.00%
Stock Price (in dollars per share)	$ 11.55
Dividend Yield (as a percent)	0.00%
Common stock warrant | PWERM | Minimum
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Exercise Price (in dollars per share)	$ 4
Term	8 years 3 months 18 days
Risk-Free Rate (as a percent)	1.40%
Common stock warrant | PWERM | Maximum
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Exercise Price (in dollars per share)	$ 5
Term	9 years 3 months 18 days
Risk-Free Rate (as a percent)	1.50%

Summary of Significant Accounting Policies (Details 3) (Preferred stock warrant, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Preferred stock warrant
Warrant Liability
Balance at the beginning of the period	$ 697
Issuance of Series A Preferred Stock warrants		612
Changes in fair value of warrants included in earnings	766	85
Balance at the end of the period	$ 1,463	$ 697

Summary of Significant Accounting Policies (Details 4)	9 Months Ended
Sep. 30, 2012
Intangible Assets
Estimated useful lives of the patents	10 years
Computer equipment
Property and equipment
Average useful lives	3 years
Software
Property and equipment
Average useful lives	3 years
Lab and office equipment
Property and equipment
Average useful lives	5 years
Furniture
Property and equipment
Average useful lives	7 years
Manufacturing equipment | Minimum
Property and equipment
Average useful lives	5 years
Manufacturing equipment | Maximum
Property and equipment
Average useful lives	10 years

Summary of Significant Accounting Policies (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 14, 2011 Non-recourse notes issued by TCD
Deferred Financing Costs
Deferred financing costs	$ 142,000		$ 2,054,000	$ 1,291,000		$ 4,400,000
Revenue Recognition
Maximum duration of contracts under which development revenues have been earned	1 year
Milestone revenues recorded	200,000	800,000	800,000	0	800,000
Royalty revenues related to an amendment to a license agreement with Shire plc					$ 36,875,000
Period from signing the amendment within which one-time payment is committed to be paid by Shire plc					15 days

Summary of Significant Accounting Policies (Details 6) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Term loans	Jan. 31, 2011 Initial term loan facility	Oct. 05, 2012 Initial term loan facility Warrants	Sep. 30, 2012 Initial term loan facility Warrants	Sep. 30, 2011 Initial term loan facility Warrants	Dec. 31, 2011 Initial term loan facility Warrants	Jan. 26, 2011 Initial term loan facility Warrants	Jan. 26, 2011 Initial term loan facility Warrants to purchase Series A Preferred Stock	May 01, 2012 Initial term loan facility Warrants to purchase common stock	Dec. 31, 2011 Additional term loan after amendment	Oct. 05, 2012 Additional term loan after amendment Warrants	Sep. 30, 2012 Additional term loan after amendment Warrants	Dec. 31, 2011 Additional term loan after amendment Warrants	Dec. 30, 2011 Additional term loan after amendment Warrants to purchase Series A Preferred Stock	May 01, 2012 Additional term loan after amendment Warrants to purchase common stock
Warrant liability
Maximum borrowing capacity				$ 30,000,000
Drawdown under the secured credit facility			30,000,000		15,000,000								15,000,000
Number of shares that can be purchased from warrants											375,000	93,750					200,000	49,999
Exercise price (in dollars per share)											$ 1	$ 4					$ 1.5	$ 5
Warrant liability at fair value	1,463,000		697,000				937,000		460,000	375,000					526,000	237,000
Changes in fair value of warrants included in other income (expense)	$ (766,000)	$ 10,000	$ (85,000)				$ 477,000	$ (10,000)	$ 85,000						$ 289,000
Number of warrants exercised						75,000								26,667
Number of shares issued on exercise of warrants						49,137								15,172

Summary of Significant Accounting Policies (Details 7) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss per share
Potential common stock included in denominator for the per share amounts related to discontinued operations (in shares)					12,667,812
Net income (loss) per share from discontinued operations (in dollars per share)		$ 0.4	$ 47.99	$ 0.39	$ (0.26)
Net income (loss) per share (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ 0.03
Series A Preferred Stock
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	5,409,671	12,249,998	12,249,998	12,249,998
Warrants to purchase Series A Preferred Stock/Common Stock
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	71,622	26,227	143,749
Stock options, Non-Vested Stock Options and ESPP Awards
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	290,029	429,442	598,109	767,428

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities
Amortized Cost	$ 37,561	$ 245	$ 9,227
Unrealized Gains (Losses)	(30)		(2)
Fair Value	37,531	245	9,225
U.S. Treasuries and agencies
Marketable securities
Amortized Cost	35,286		1,026
Unrealized Gains (Losses)	(30)		(2)
Fair Value	35,256		1,024
Municipal bonds
Marketable securities
Amortized Cost	2,000		7,940
Fair Value	2,000		7,940
Mutual funds for SERP
Marketable securities
Amortized Cost	275	245	261
Fair Value	275	245	261
U.S. Agency Securities
Marketable securities
Amortized Cost	1,804
Fair Value	$ 1,804

Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment
Property and equipment, gross	$ 6,298,000		$ 5,746,000	$ 5,187,000
Less accumulated depreciation and amortization	(4,914,000)		(4,436,000)	(3,938,000)
Property and equipment, net	1,384,000		1,310,000	1,249,000
Depreciation expense	478,000	479,000	650,000	959,000	842,000
Computer equipment
Property and equipment
Property and equipment, gross	604,000		586,000	554,000
Software
Property and equipment
Property and equipment, gross	209,000		209,000	174,000
Lab equipment and furniture
Property and equipment
Property and equipment, gross	3,707,000		3,465,000	3,480,000
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 1,778,000		$ 1,486,000	$ 979,000

Purchased Patents (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased Patents
Weighted-Average Life	10 years
Gross Carrying Amount	$ 2,292,000		$ 2,292,000	$ 2,292,000
Accumulated Amortization	1,552,000		1,380,000	1,150,000
Amortization expense	172,000	172,000	229,000	229,000	229,000
Estimated annual aggregate amortization expense through December 31, 2015	229,000
Net book value of intangible assets	$ 740,000		$ 912,000	$ 1,142,000

Notes Payable (Details) (USD $)	12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Term loans under secured credit facility	Sep. 30, 2011 Term loans under secured credit facility	Dec. 31, 2011 Term loans under secured credit facility	Jan. 31, 2011 Term loans under secured credit facility	Sep. 30, 2012 Term loans under secured credit facility Before the amortization date	Sep. 30, 2012 Term loans under secured credit facility 15-month period after the amortization date	Sep. 30, 2012 Term loans under secured credit facility Thereafter	Feb. 29, 2012 Initial term loan facility	Jan. 31, 2011 Initial term loan facility	Mar. 31, 2011 Initial term loan facility	Sep. 30, 2012 Initial term loan facility	Dec. 31, 2011 Additional term loan after amendment	Sep. 30, 2012 Additional term loan after amendment
Notes payable
Aggregate amount			$ 30,000,000
Draw down under secured credit facility	30,000,000										15,000,000			15,000,000
Fixed interest rate (as a percent)													11.00%		11.00%
Period of interest only payments										6 months		12 months
Required principal payments
2012	6,775,000	2,756,000
2013	11,809,000	11,809,000
2014	10,847,000	10,847,000
2015	569,000	569,000
Total	30,000,000	25,981,000
Prepayment premium (as a percent)							5.00%	2.00%	1.00%
Final payment required to be made as a percentage of aggregate principal amount			2.50%
Final payment required to be made			750,000
Capitalized financing costs			270,000		378,000	498,000
Debt discount			374,000		514,000
Interest expense			$ 2,700,000	$ 1,100,000	$ 1,500,000

Notes Payable (Details 2) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 14, 2011	Oct. 31, 2011	Apr. 30, 2011	Apr. 30, 2008 item	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes payable
Funds raised from a completed private placement							$ 30,000,000
Equity interest sold (as a percent)	100.00%
Deferred financing costs					142,000		2,054,000	1,291,000
Amortization of deferred financing costs					248,000	159,000	218,000
TCD
Notes payable
Equity interest sold (as a percent)	100.00%
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	10,000
Notes
Notes payable
Deferred financing costs	4,400,000
Notes | TCD
Notes payable
Number of unrelated companies from which royalty payment rights and other license rights under license agreements were transferred				2
Ownership interest (as a percent)				100.00%
Consideration for transfer of royalty payment rights and other license rights under license agreements				63,300,000
Funds raised from a completed private placement				75,000,000
Interest rate (as a percent)				16.00%
Net proceeds, net of financing costs and required interest reserve				63,300,000
Interest expense					0	9,200,000	11,500,000	12,100,000	12,000,000
Interest payable								2,500,000
Amount available in restricted cash interest reserve account to pay interest				8,000,000				1,500,000
Amount paid in principal		364,000	182,000
Principal amount outstanding	74,500,000
Deferred financing costs	4,400,000
Amortization of deferred financing costs					0	204,000	260,000	271,000	270,000
Deferred financing costs eliminated	3,400,000
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements				$ 10,000

Sale of TCD Royalty Sub Reported as Discontinued Operations (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 14, 2011	Dec. 31, 2011
Sale of TCD Royalty Sub reported as discontinued operations
Equity interest sold (as a percent)	100.00%
Cash payment to be received as consideration from sale of equity interest in TCD		$ 27,000,000
Contingent consideration to be received in future from sale of equity interest in TCD		3,000,000
TCD
Sale of TCD Royalty Sub reported as discontinued operations
Equity interest sold (as a percent)	100.00%
Cash payment to be received as consideration from sale of equity interest in TCD	27,000,000
Contingent consideration to be received in future from sale of equity interest in TCD	3,000,000
Number of days from occurrence of certain conditions to pay milestone payment	10 days
Minimum royalty payment to be received by purchaser for milestone payment	35,100,000
Minimum proceeds to be received by purchaser for milestone payment	27,000,000
Minimum number of bidder involved in competitive bidding process to determine the purchase price	1
Quarterly servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	10,000
Annual servicing fee to be received for performance of services related to the collection of amounts due in connection with license agreements	40,000

Stockholders' Equity (Deficit) (Details) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2012 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock item	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2006 Series A Preferred Stock	May 31, 2012 Series A Preferred Stock	May 01, 2012 Common Stock	Sep. 30, 2012 Common Stock item
Stockholders' equity
Issuance of common stock, net of offering costs (in shares)	10,000,000							49,000,000		10,000,000
Shares issued in connection with the purchase of certain assets from Shire Laboratories, Inc.								4,000,000
Stock Price (in dollars per share)	$ 5							$ 1		$ 5
Aggregate gross cash proceeds								$ 45,000,000
Expenses incurred in connection with offering	4,700,000							286,000		4,700,000
Number of outstanding shares of Series A preferred Stock that are automatically converted to shares of common stock	0	49,000,000	49,000,000						49,000,000
Number of shares of common stock into which Series A preferred stock automatically got converted										12,249,998
Rate at which dividends accrued (in dollars per share)						$ 0.07
Accumulated dividends					0	20,500,000	17,100,000
Number of directors the holders of series A preferred stock are entitled to elect						4
Minimum voting percentage of outstanding shares of series A preferred stock required for material changes						66.70%
Number of directors that shall not be changed without affirmative vote of two-thirds of outstanding shares of series A preferred stock						9
Maximum liability for indebtedness that can be incurred without affirmative vote of two-thirds of outstanding shares of series A preferred stock						500,000
Initial conversion ratio						1
Conversion ratio after giving effect to the reverse stock split				4
Number of votes to which holders of common shares are entitled for each share held											1
Shares of common stock sold upon exercise of full amount of over-allotment option by the underwriters	449,250									449,250
Proceeds from issuance of common stock	52,300,000									52,300,000
Net cash proceeds from sale of common stock	$ 47,600,000									$ 47,600,000

Share-Based Payments (Details)	12 Months Ended	9 Months Ended
	Dec. 31, 2011 2005 Plan Stock option item	Sep. 30, 2012 2012 Plan item
Share-based payments
Maximum number of shares of common stock provided for issuance	2,000,000	2,500,000
Number of annual installments in which the awards would generally vest starting on the first anniversary of the date of grant	4	4
Contractual term of awards	10 years	10 years
Period from the termination date of option during which the entity has the right and option to purchase the shares of common stock under the 2005 Stock Plan	180 days

Share-Based Payments (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Payments
Stock-based compensation recognized	$ 272,000			$ 297,000	$ 111,000
Stock-based compensation (credit) recognized		(44,000)	(82,000)
Research and development
Share-based Payments
Stock-based compensation recognized	133,000	44,000	63,000	53,000	28,000
General and administrative
Share-based Payments
Stock-based compensation recognized	139,000			244,000	83,000
Stock-based compensation (credit) recognized		$ (88,000)	$ (145,000)

Share-Based Payments (Details 3) (USD $)	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended		12 Months Ended			14 Months Ended	1 Months Ended														12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Award that vests upon achievement of specified clinical and regulatory milestones Officer	Nov. 30, 2010 Stock option	Sep. 30, 2012 Stock option	Sep. 30, 2011 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Feb. 28, 2011 Stock option	Jan. 31, 2009 Stock option 01/19/2009	Dec. 31, 2009 Stock option 12/15/2009	Feb. 28, 2010 Stock option 02/10/2010	May 01, 2010 Stock option 04/16/2010	Jul. 31, 2010 Stock option 07/20/2010	Oct. 31, 2010 Stock option 10/15/2010	Nov. 30, 2010 Stock option 11/02/2010	Nov. 30, 2010 Stock option 11/16/2010	Oct. 31, 2011 Stock option 10/14/2011	Dec. 31, 2011 Stock option 12/30/2011	Jan. 31, 2012 Stock option 01/17/2012	May 31, 2012 Stock option 05/02/2012	Jun. 30, 2012 Stock option 06/21/2012	Aug. 31, 2012 Stock option 8/9/2012	Dec. 31, 2010 Stock option Minimum	Sep. 30, 2012 Stock option Minimum	Dec. 31, 2011 Stock option Minimum	Dec. 31, 2009 Stock option Minimum	Dec. 31, 2010 Stock option Maximum	Sep. 30, 2012 Stock option Maximum	Dec. 31, 2011 Stock option Maximum	Dec. 31, 2009 Stock option Maximum	Nov. 30, 2010 Stock option Chief executive officer	Dec. 31, 2011 Restricted award	Nov. 30, 2010 Restricted award Chief executive officer	Dec. 22, 2005 Restricted award Officer	Dec. 31, 2005 Restricted award Officer item	Sep. 30, 2012 Restricted award Officer	Sep. 30, 2011 Restricted award Officer	Dec. 31, 2011 Restricted award Officer	Dec. 31, 2010 Restricted award Officer	Dec. 31, 2009 Restricted award Officer	Sep. 30, 2012 ESPP
Share-based payments
Number of options repriced (in shares)						63,750
Per-share exercise price of options granted, before repricing (in dollars per share)						$ 7.04
Per-share exercise price of options granted, after repricing (in dollars per share)						$ 2.56
Awards for which performance vesting requirements are modified (in shares)																																			39,424		102,941
Stock-based compensation related to the modified performance vesting options												$ 190,000
Assumptions used in estimating the fair value of each option award using the Black-Scholes option-pricing model
Fair value of common stock (in dollars per share)	$ 5																										$ 2.56	$ 5.07	$ 4.24	$ 1.6	$ 3.36	$ 12.92	$ 5.88	$ 7.04
Expected volatility, minimum (as a percent)							68.30%		69.10%	59.10%	60.30%
Expected volatility, maximum (as a percent)							71.60%		69.50%	74.70%	61.50%
Expected dividends (as a percent)							0.00%		0.00%	0.00%	0.00%
Expected term							6 years 3 months		6 years 3 months		6 years 3 months																4 months 28 days				6 years 3 months
Risk-free rate, minimum (as a percent)							0.96%		1.16%	0.15%	1.65%
Risk-free rate, maximum (as a percent)							1.14%		1.49%	2.93%	2.72%
Expected forfeiture rate (as a percent)							0.00%		0.00%		5.00%																0.00%				5.00%
Stock options granted to employees and non-employees
Number of Options Granted (in shares)							138,261		144,750				56,250	64,300	13,125	8,186	9,625	3,750	220,000	8,750	8,750	136,000	5,686	24,325	13,250	95,000
Exercise Price (in dollars per share)							$ 10.61		$ 5.8				$ 1.6	$ 7.04	$ 3.36	$ 3.36	$ 3.36	$ 2.56	$ 2.56	$ 2.56	$ 4.24	$ 5.88	$ 5.88	$ 5.74	$ 5.07	$ 12.92
Estimated Fair Value (in dollars per share)							$ 6.78	$ 0	$ 3.64	$ 1.68	$ 2.64		$ 0.93	$ 4.13	$ 1.96	$ 1.95	$ 1.93	$ 1.48	$ 1.64	$ 1.65	$ 2.68	$ 3.68	$ 3.68	$ 3.56	$ 3.24	$ 8.28
Number of Options
Outstanding at the beginning of the period (in shares)							598,109	664,479	664,479
Granted (in shares)							138,261		144,750				56,250	64,300	13,125	8,186	9,625	3,750	220,000	8,750	8,750	136,000	5,686	24,325	13,250	95,000
Exercised (in shares)							(104,480)		(69,599)
Forfeited or expired (in shares)							(57,064)		(141,561)
Outstanding at the end of the period (in shares)							574,826		598,109	664,479
Vested and expected to vest (in shares)							569,563		588,586
Exercisable (in shares)							187,657		262,568
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)							$ 2.75	$ 1.72	$ 1.72
Granted (in dollars per share)							$ 10.61		$ 5.8				$ 1.6	$ 7.04	$ 3.36	$ 3.36	$ 3.36	$ 2.56	$ 2.56	$ 2.56	$ 4.24	$ 5.88	$ 5.88	$ 5.74	$ 5.07	$ 12.92
Exercised (in dollars per share)							$ 1.58		$ 0.4
Forfeited or expired (in dollars per share)							$ 2.45		$ 2.17
Outstanding at the end of the period (in dollars per share)							$ 4.89		$ 2.75	$ 1.72
Vested and expected to vest (in dollars per share)							$ 4.91		$ 2.76
Exercisable (in dollars per share)							$ 1.24		$ 1.29
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period							7 years 9 months 11 days		7 years 8 months 16 days	7 years 9 months 29 days
Vested and expected to vest							7 years 9 months 7 days		7 years 8 months 12 days
Exercisable							5 years 25 days		5 years 11 months 16 days
Share-based payments, additional disclosure
Aggregate intrinsic value of options outstanding							4,000,000		1,900,000	589,000
Aggregate intrinsic value of options vested and expected to vest							3,900,000		1,800,000	585,000
Aggregate intrinsic value of options exercisable							1,900,000		1,200,000	463,000
Total fair value of the common stock vested							36,000	37,000	113,000	104,000	49,000
Total intrinsic value of options exercised							444,000	7,000	262,000	26,000	65,000
Total unrecognized compensation expense, net of related forfeiture estimates							1,433,000		768,000
Weighted-average period over which total unrecognized compensation expense is expected to be recognized							3 years 1 month 6 days		3 years 1 month 2 days
Number of awards granted (in shares)					250,000																																	875,000
Number of awards vested (in shares)																																							625,000
Vesting period		4 years
Number of milestones to be successfully completed for vesting of unvested shares																																							1
Total estimated fair value																																							350,000
Requisite service period over which total estimated fair value was recognized																																							4 years
Stock compensation recognized	$ 272,000		$ 297,000	$ 111,000																																				$ 0	$ (141,000)	$ (141,000)	$ 141,000	$ 62,000
Number of Shares
Non-vested shares at the beginning of the period																																				102,941
Forfeited or expired (in shares)																																				(102,941)
Weighted-Average Fair Value
Non-vested shares at the beginning of the period (in dollars per share)																																				$ 0.4
Forfeited or expired (in dollars per share)																																				$ 0.4
Maximum number of shares of common stock provided for issuance																																													250,000
Purchase price expressed as a percentage of fair market value of common stock																																													85.00%

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ (14,090,000)
State	(2,155,000)
Deferred
Federal		(399,000)
Total	(16,245,000)	(399,000)	0
Reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company's effective income tax rate
Income tax (benefit) computed at federal statutory tax rate	(13,419,000)	(13,421,000)	157,000
Permanent items	57,000	61,000	38,000
State taxes	(2,155,000)	(2,142,000)	33,000
Change in valuation allowance		16,144,000	(667,000)
Uncertain tax position	129,000	190,000
Research and development credits	(857,000)	(1,267,000)	(986,000)
Other		36,000	1,425,000
Total	(16,245,000)	(399,000)	0
Pre-tax income from discontinued operations	93,300,000
Income tax expense from discontinued operations	36,800,000
Income tax benefit generated from the loss from continuing operations	(16,245,000)	(399,000)
NOL carryforwards	37,500,000
Research and development credit carryforwards	5,000,000
Deferred tax assets:
Net operating loss carryforward	14,809,000	36,418,000
Deferred rent credit	514,000	339,000
Accrued compensation and non-qualified stock options	48,000	57,000
Deferred financing costs	35,000	(8,000)
Depreciation and amortization	98,000	(15,000)
Research and development credits	5,018,000	4,282,000
Other	9,000	8,000
Net deferred tax asset before valuation allowance	20,531,000	41,081,000
Valuation allowance	(20,531,000)	(41,081,000)
Net change in total valuation allowance due to the tax attributes utilized by discontinued operations	20,600,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at the beginning of the period	642,000
Gross increases related to prior-year tax positions		452,000
Gross increases related to current-year tax positions	110,000	190,000
Balance at the end of the period	$ 752,000	$ 642,000

Commitments and Contingencies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Tenant and capital improvement allowances	$ 1,100,000
Percentage increase in base annual rent for the remaining term	2.00%
Additional period for which the entity may elect to extend the term of the lease	5 years
Additional tenant improvement allowance	1,300,000
Tenant improvement allowance utilized and included in fixed assets and deferred rent	1,700,000		1,400,000	949,000
Rent expense	679,000	679,000	906,000	918,000	921,000
Future minimum lease payments under non-cancelable operating leases
2012	242,000		962,000
2013	965,000		965,000
2014	985,000		985,000
2015	1,004,000		1,004,000
Thereafter	2,424,000		2,424,000
Total	$ 5,620,000		$ 6,340,000

Employee Benefit Plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Minimum age requirement for employees to participate in the plan	21 years
Maximum contribution by employee (as a percent)	90.00%
Vesting percentage of contributions by employee to the 401(k) Plan	100.00%
Employer match of employee contributions on the first level of salary deferral (as a percent)	100.00%
Percentage of eligible compensation, first level, matched by employer	3.00%
Employer match of employee contributions on the second level of salary deferral (as a percent)	50.00%
Percentage of eligible compensation, second level, partially matched by employer	2.00%
Maximum percentage of participating employee annual compensation that the company may elect to make a discretionary contribution	60.00%
Company's contribution to the 401(k) Plan	$ 246,000	$ 217,000	$ 267,000	$ 254,000	$ 255,000

Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 14, 2011	Dec. 31, 2011	Dec. 14, 2011 TCD	May 31, 2009 Shire LLC and its affiliates	Dec. 31, 2011 ROS TCD
Related party transaction
Lump-sum payment received in return for a fully paid-up license for one of the products that utilizes the entity's proprietary technologies				$ 36.9
Equity interest sold (as a percent)	100.00%		100.00%		100.00%
Cash payment to be received as consideration from sale of equity interest in TCD		27	27		27
Contingent consideration to be received in future from sale of equity interest in TCD		$ 3	$ 3		$ 3

Collaboration Agreements (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Stendhal License
Collaboration agreement
Amount received to be recognized as revenue on a straight-line basis	$ 750,000
Future milestone payment to be received, based on certain milestones defined in the license agreement	3,000,000
Deferred revenue	456,000
Collaboration agreements | United Therapeutics
Collaboration agreement
Pre-commercial milestone payments received	1,500,000
Milestone payments to be received upon development of oral treprostinil in PAH	2,000,000
Milestone payments to be received upon development of additional treprostinil products for a second indication	4,000,000
Expiration period from the first commercial sale of each product on a country-by-country and product-by-product basis	12 years 6 months
Collaboration agreements | Stendhal License
Collaboration agreement
Amount received to be recognized as revenue on a straight-line basis	1,800,000
Future milestone payment to be received, based on certain milestones defined in the license agreement	1,800,000
Deferred revenue	$ 500,000
Collaboration agreement substantive obligation period	12 years

Reverse Stock Split (Detalis)	0 Months Ended
Apr. 09, 2012
Reverse Stock Split
Conversion ratio of reverse stock split	0.25

Subsequent Event (Details) (Subsequent event)	0 Months Ended
	Oct. 05, 2012 item	Oct. 30, 2012 item
Subsequent event
Subsequent Event
Number of warrants exercised	101,667
Number of shares issued on exercise of warrants	64,309
Number of patents issued by the U.S. Patent and Trademark Office		2
Number of venture debt holders exercising warrants	1